Pioneer Strategic
Income Fund

Schedule of Investments | December 31, 2019

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

Schedule of Investments | 12/31/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.0%
		COMMON STOCKS - 0.0%† of Net Assets
		Household Durables - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV	$4,955
		Total Household Durables	$4,955
		Oil, Gas & Consumable Fuels - 0.0%†
	9,565,478^(a)	Ascent CNR Corp. (144A)	$1,434,822
	2,013	Frontera Energy Corp.	15,158
		Total Oil, Gas & Consumable Fuels	$1,449,980
		Paper & Forest Products - 0.0%†
	162,828(a)	Emerald Plantation Holdings, Ltd.	$1,628
		Total Paper & Forest Products	$1,628
		Specialty Retail - 0.0%†
	111,548^(a)	Targus Cayman SubCo., Ltd.	$132,742
		Total Specialty Retail	$132,742
		TOTAL COMMON STOCKS
		(Cost $1,061,517)	$1,589,305
		CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
		Banks - 0.9%
	29,714(b)	Wells Fargo & Co., 7.5%	$43,085,300
		Total Banks	$43,085,300
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $37,063,602)	$43,085,300
		PREFERRED STOCK - 0.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,575,000
		Total Equity Real Estate Investment Trusts (REITs)	$3,575,000
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)	$3,575,000
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 14.1% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$616,950
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	601,536
	5,000,000(c)	522 Funding CLO I, Ltd., Series 2019-1A, Class E, 0.0% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)	4,912,170
	7,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	7,452,331
	3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,293,753
	1,564,524	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	1,601,971
	2,211,667	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	2,298,947
	3,998,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	4,011,167
	750,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	761,991
	899,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	919,934
	1,513,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,557,478
	3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	3,009,222
	2,000,000(c)	Apidos CLO XXXII, Series 2019-32A, Class E, 0.0% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	2,000,000
	1,300,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,334,167
	545,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	565,563
	300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)	301,534
	2,040,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.03%, 7/15/26 (144A)	2,032,831
	500,000	BCC Funding XIII LLC, Series 2016-1, Class E, 6.0%, 11/20/22 (144A)	504,065
	1,550,000	BCC Funding XIV LLC, Series 2018-1A, Class D, 4.61%, 8/21/23 (144A)	1,584,895
	1,600,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 0.0% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,600,000
	4,500,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 0.0% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	4,432,500
	3,000,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 0.0% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	3,000,000
	2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	2,749,657
	4,932,832	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	4,960,942
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,409,312
	8,907,485(d)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	9,004,713
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	408,589	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$404,855
	593,569	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	596,853
	8,500,000	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	8,576,072
	4,750,000	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	4,795,193
	6,150,000	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	6,161,607
	4,300,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,334,361
	5,303,954	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	5,302,704
	98,605(c)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.153% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	98,655
	115,402	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	115,520
	448,258	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	450,075
	500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	507,446
	2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	2,008,735
	6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	6,027,535
	1,895,000(d)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.234%, 9/25/28 (144A)	1,919,635
	9,089,062	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	9,387,106
	1,150,000(d)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M4, 5.682%, 4/25/29 (144A)	1,161,299
	17,930,767	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	18,020,684
	2,250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 0.0% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	2,225,920
	3,000,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 0.0% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,788,227
	2,050,000(c)	Fort Washington CLO, Series 2019-1A, Class E, 9.158% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	2,025,304
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,479,160
	450,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.56%, 1/16/24 (144A)	467,121
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	1,029,983
	1,700,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.3%, 9/15/25 (144A)	1,721,418
	61,421(e)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	61,409
	358,295(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	359,895
	5,230,000(c)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 5.607% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	5,229,822
	5,154,750	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	5,276,505
	3,500,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.215% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	3,509,932
	2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)	2,047,285
	12,351,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	12,353,100
	747,608	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	736,504
	3,992,488	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	2,817,694
	926,279	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	954,780
	6,450,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	6,524,443
	7,000,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.25% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	6,999,657
	1,250,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,274,522
	7,246,000(d)	Mill City Mortgage Loan Trust, Series 2016-1, Class B2, 3.971%, 4/25/57 (144A)	7,403,942
	8,246,397(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M3, 3.25%, 1/25/61 (144A)	8,197,331
	9,091,547(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	9,415,243
	8,921,980(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	8,792,065
	2,320,054(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	2,193,030
	22,925,000(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	23,426,792
	5,930,000	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	5,925,529
	5,829,000(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.804%, 6/25/29 (144A)	5,853,875
	984,544(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.792% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	994,599
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	2,680,000	NMEF Funding 2015-A LLC, Series 2019-A, Class D, 4.39%, 8/15/26 (144A)	$2,669,956
	5,695,157	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	5,793,836
	474,506	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	476,693
	3,000,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	3,043,148
	3,430,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,505,434
	4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	4,890,150
	2,500,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	2,503,672
	2,200,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	2,192,214
	3,000,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	3,031,482
	1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,507,500
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,258,898
	9,388,969	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	9,474,225
	5,363,347	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	5,451,161
	1,100,000	Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.24%, 4/15/25 (144A)	1,095,456
	5,000,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	5,002,608
	1,200,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 0.0% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	1,188,000
	7,000,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 0.0% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	6,790,000
	10,141,289	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	10,178,953
	2,930,000	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,934,214
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,005,736
	11,300,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.799%, 11/25/60 (144A)	11,297,920
	6,900,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	7,020,669
	13,841,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 4.022%, 4/25/55 (144A)	14,733,976
	5,320,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M2, 3.75%, 4/25/55 (144A)	5,611,854
	8,500,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.286%, 2/25/55 (144A)	9,112,123
	8,105,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.552%, 8/25/55 (144A)	8,100,254
	9,113,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.143%, 4/25/56 (144A)	9,626,888
	7,695,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 4.023%, 7/25/56 (144A)	8,063,546
	4,750,000(d)	Towd Point Mortgage Trust, Series 2016-5, Class M2, 3.375%, 10/25/56 (144A)	4,763,160
	19,922,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.988%, 10/25/56 (144A)	20,205,946
	7,000,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.178%, 4/25/57 (144A)	7,290,818
	11,637,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	12,025,300
	11,880,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	12,211,389
	11,800,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.623%, 6/25/57 (144A)	12,043,828
	19,400,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	19,478,822
	20,235,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	20,408,950
	13,000,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	12,900,603
	4,750,000(d)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 4.026%, 1/25/58 (144A)	4,852,302
	12,400,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	12,612,200
	20,775,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	21,700,414
	10,000,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	10,170,648
	11,350,000(d)	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.0%, 6/25/58 (144A)	11,331,784
	20,000,000(d)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	20,958,652
	9,000,000(d)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	9,609,339
	2,400,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.44% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,403,650
	1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,514,727
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,643,083
	2,400,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	2,450,476
	4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	4,297,876
	2,200,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/25 (144A)	2,264,530
	4,975,000(c)	Westcott Park CLO, Ltd., Series 2016-1A, Class ER, 8.366% (3 Month USD LIBOR + 640 bps), 7/20/28 (144A)	4,916,166
	1,537,282	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	1,537,643
	5,264,770	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	5,316,935
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	3,850,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	$3,971,674
	2,893,703	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	2,893,703
	3,268,660	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	3,282,961
		TOTAL ASSET BACKED SECURITIES
		(Cost $660,384,378)	$671,089,196
		COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1% of Net Assets
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	$2,700,818
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,290,739
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,382,427
	2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,057,686
	4,629,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.4%, 11/25/48 (144A)	4,762,776
	4,460,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016%, 3/25/49 (144A)	4,543,877
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,095,716
	3,500,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A4, 3.574%, 2/15/50	3,737,182
	5,000,000(d)	BANK, Series 2017-BNK8, Class B, 3.929%, 11/15/50	5,319,079
	9,413,607(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
	7,050,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,368,734
	4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,813,875
	2,950,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	3,129,428
	4,797,598(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.0%, 6/28/54 (144A)	4,883,057
	4,400,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	4,613,896
	2,120,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 5.792% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,131,160
	3,550,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.492% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,563,875
	3,910,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 5.892% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)	3,930,912
	5,350,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 4.892% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)	5,418,322
	4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,937,026
	4,700,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51	5,187,507
	5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.209% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	5,005,536
	5,000,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	5,142,663
	3,650,000	BX Trust, Series 2019-OC11, Class E, 4.075%, 12/9/41 (144A)	3,529,529
	2,906,511(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.0%, 6/25/69 (144A)	2,804,509
	4,100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	4,145,195
	3,810,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,204,993
	4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,489,703
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,659,507
	7,587,859(d)	Chase Home Lending Mortgage Trust, Series 2019-1, Class B1, 3.977%, 3/25/50 (144A)	7,824,017
	3,080,868(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A3, 4.0%, 4/25/49 (144A)	3,130,212
	2,933,445(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A15, 3.5%, 7/25/49 (144A)	2,965,989
	7,899,220(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A4, 3.5%, 7/25/49 (144A)	7,975,884
	8,944,797(c)	Chase Mortgage Reference Notes, Series 2019-CL1, Class M1, 3.142% (1 Month USD LIBOR + 135 bps), 4/25/47	8,911,650
	4,377,241(c)	Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 3.492% (1 Month USD LIBOR + 170 bps), 4/25/47	4,363,322
	3,045,037(c)	Chase Mortgage Reference Notes, Series 2019-CL1, Class M3, 3.892% (1 Month USD LIBOR + 210 bps), 4/25/47	3,037,215
	9,650,000(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.09% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	9,650,010
	6,720,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	7,081,277
	16,767,512(d)	CIM Trust, Series 2019-INV1, Class A1, 4.0%, 2/25/49 (144A)	17,017,586
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	4,181,115	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	$4,320,968
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,782,405
	6,700,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	6,685,862
	2,510,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M2, 3.25%, 3/25/61 (144A)	2,494,313
	14,800,000(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.0%, 9/25/64 (144A)	14,597,301
CAD	6,555,709	Classic RMBS Trust, Series 2019-1A, Class A, 3.064%, 8/16/49 (144A)	5,051,708
	3,755,000(c)	CLNY Trust, Series 2019-IKPR, Class E, 4.461% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	3,719,839
	680,308	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	679,738
	4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,095,459
	2,000,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,052,815
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	3,421,445
	2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.116%, 8/10/50 (144A)	2,670,783
	1,750,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.928%, 4/10/47	1,859,666
	4,000,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	4,141,604
	9,500,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	9,504,189
	2,484,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	2,307,934
	1,000,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.54%, 8/10/48	1,066,199
	5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,389,569
	4,225,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.436%, 7/10/50	4,485,671
	2,375,499	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,471,723
	2,411,000	COMM Mortgage Trust, Series 2019-GC44, Class D, 2.5%, 8/15/57 (144A)	2,010,092
	4,100,000(c)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 10.958% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	4,369,334
	13,120,000(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.242% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	13,279,740
	6,600,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 5.942% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	7,034,446
	1,800,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.092% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	1,816,621
	4,240,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 5.892% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	4,508,921
	4,070,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 3.942% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	4,100,636
	3,580,000(c)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 7.042% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	3,917,186
	5,025,000(c)	Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 5.892% (1 Month USD LIBOR + 410 bps), 7/25/39 (144A)	5,251,988
	7,180,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 5.542% (1 Month USD LIBOR + 375 bps), 9/25/39 (144A)	7,322,786
	8,540,000(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.892% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	8,620,556
	10,080,000(c)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.892% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	10,174,706
	7,000,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.89% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	7,010,963
	4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.272%, 4/15/50	4,256,251
	6,000,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.33%, 11/15/48	6,360,080
	5,150,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.58%, 11/15/48	4,955,402
	1,053,029(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	560,397
	2,737,102(d)	CSMC Trust, Series 2013-7, Class B4, 3.569%, 8/25/43 (144A)	2,711,986
	2,216,689(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.466%, 3/25/43 (144A)	2,233,826
	1,836,218(d)	CSMC Trust, Series 2013-IVR3, Class B1, 3.446%, 5/25/43 (144A)	1,867,799
	2,552,369(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.482%, 7/25/43 (144A)	2,549,856
	1,518,146(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.621%, 2/25/43 (144A)	1,538,109
	2,479,358(d)	CSMC Trust, Series 2014-IVR2, Class B4, 3.75%, 4/25/44 (144A)	2,504,071
	801,717(d)	CSMC Trust, Series 2015-1, Class B4, 3.935%, 1/25/45 (144A)	821,863
	1,999,907(d)	CSMC Trust, Series 2015-3, Class B4, 3.934%, 3/25/45 (144A)	2,002,557
	8,788,947(d)	CSMC Trust, Series 2018-J1, Class B3, 3.671%, 2/25/48 (144A)	8,745,162
	2,734,443(d)	CSMLT Trust, Series 2015-1, Class B4, 3.874%, 5/25/45 (144A)	2,725,023
	2,496,641(d)	CSMLT Trust, Series 2015-2, Class B4, 3.897%, 8/25/45 (144A)	2,543,821
	4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	4,244,578
	742,340(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/57 (144A)	741,477
	11,200,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.292% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	11,156,975
	7,730,687(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	7,619,577
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,543,916(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class B4, 3.502%, 3/25/43 (144A)	$2,481,602
	2,586,139(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.792% (1 Month USD LIBOR + 200 bps), 3/25/31	2,596,988
	18,598,105(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 4.29% (1 Month USD LIBOR + 603 bps), 7/15/42	3,444,099
	10,452,879(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.81% (1 Month USD LIBOR + 655 bps), 8/15/42	2,195,121
	824,741	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	860,767
	8,897,425(c)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.758% (1 Month USD LIBOR + 655 bps), 8/25/41	1,153,114
	10,680,988(c)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 4.408% (1 Month USD LIBOR + 620 bps), 6/25/48	1,625,503
	14,007,711(c)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 4.258% (1 Month USD LIBOR + 605 bps), 7/25/49	1,625,693
	9,490,876(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 4.258% (1 Month USD LIBOR + 605 bps), 8/25/49	1,103,445
	9,195,488(c)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 4.258% (1 Month USD LIBOR + 605 bps), 8/25/49	1,271,902
	9,558,344	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68	10,435,626
	11,422,188	Finance of America Structured Securities Trust, Series 2019-JR2, Class JR2, 0.00%, 6/25/69 (144A)	11,848,883
	11,500,000	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2 2.0% 11/25/69	11,546,913
	1,865,206(d)	FirstKey Mortgage Trust, Series 2014-1, Class B4, 4.009%, 11/25/44 (144A)	1,974,189
	18,618,662(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	19,059,390
	5,547,891(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B2, 4.503%, 5/25/48 (144A)	5,848,881
	5,638,340(d)	Flagstar Mortgage Trust, Series 2018-4, Class B2, 4.328%, 7/25/48 (144A)	5,829,112
	1,500,000(c)	Freddie Mac Stacr, Series 2019-HQA3, Class B1, 4.792% (1 Month USD LIBOR + 300 bps), 9/25/49 (144A)	1,520,397
	320,000(c)	Freddie Mac Stacr Remic Trust, Series 2019-HQA4, Class B1, 4.742% (1 Month USD LIBOR + 295 bps), 11/25/49 (144A)	323,387
	9,720,000(c)	Freddie Mac Stacr Remic Trust, Series 2019-HQA4, Class M2, 3.842% (1 Month USD LIBOR + 205 bps), 11/25/49 (144A)	9,769,295
	6,800,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.092% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	6,887,513
	8,080,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 12.292% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	10,495,149
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 6.192% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	3,210,569
	6,700,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.042% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	9,139,619
	7,640,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.142% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	7,718,323
	3,740,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 5.892% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	3,974,875
	2,880,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.042% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	3,730,624
	3,350,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 3.842% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	3,365,351
	5,510,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 5.842% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,872,446
	1,529,585(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.092% (1 Month USD LIBOR + 130 bps), 3/25/29	1,532,642
	2,500,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2016-SC02, Class M2, 3.6%, 10/25/46	2,505,127
	3,100,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2017-SC01, Class M2, 3.589%, 12/25/46 (144A)	3,168,547
	4,160,000(d)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.208%, 9/25/45 (144A)	4,220,605
	4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.59%, 4/25/48 (144A)	4,586,092
	2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.924%, 1/25/49 (144A)	2,075,950
	2,340,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	2,461,566
	2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.021%, 11/25/32 (144A)	2,239,195
	9,762,505(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	9,257,783
	8,500,000(c)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.705% (1 Month USD LIBOR + 690 bps), 8/25/29	8,058,595
	2,236,302(c)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 274 bps), 10/25/37	2,276,064
	171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	10,201
	628,001	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	491,318
	3,024,470	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	3,290,841
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	1,957,016	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	$1,980,244
	56,358,622(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	7,035,715
	41,783,349(c)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 1.655% (1 Month USD LIBOR + 342 bps), 9/20/49	3,051,271
	41,970,973(c)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 1.585% (1 Month USD LIBOR + 335 bps), 10/20/49	3,500,681
	62,004,127(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	10,926,504
	133,668,583(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	18,049,082
	8,000,000	GS Mortgage Securities Trust, Series 2016-GS2, Class A3, 2.791%, 5/10/49	8,154,184
	1,800,000(d)	GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/10/49 (144A)	1,665,246
	4,502,956(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B2, 4.351%, 8/25/49 (144A)	4,645,964
	7,774,796(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.0%, 11/25/49 (144A)	7,867,246
	9,000,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.0%, 11/25/49 (144A)	9,247,181
	6,828,866	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	7,055,707
	14,760,248(d)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	14,644,241
	4,300,000(d)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)	4,256,153
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 4.387% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,704,518
	1,558,702(c)	Home Partners of America Trust, Series 2018-1, Class A, 2.637% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	1,558,455
	6,085,146(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	6,260,345
	3,750,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.735%, 1/15/49	3,953,278
	4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	5,053,253
	3,616,907(d)	JP Morgan Mortgage Trust, Series 2013-3, Class B4, 3.395%, 7/25/43 (144A)	3,339,372
	3,234,789(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.731%, 1/25/44 (144A)	3,288,191
	2,324,601(d)	JP Morgan Mortgage Trust, Series 2016-4, Class B3, 3.896%, 10/25/46 (144A)	2,376,924
	3,909,503(d)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.155%, 10/26/48 (144A)	4,004,515
	9,635,601(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	9,867,463
	7,215,425(d)	JP Morgan Mortgage Trust, Series 2019-1, Class B1, 4.524%, 5/25/49 (144A)	7,723,529
	8,232,226(d)	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.26%, 12/25/49 (144A)	8,391,006
	6,665,673(d)	JP Morgan Mortgage Trust, Series 2019-8, Class A15, 3.5%, 3/25/50 (144A)	6,741,288
	4,382,211(d)	JP Morgan Mortgage Trust, Series 2019-8, Class B2A, 3.247%, 3/25/50 (144A)	4,307,025
	17,926,919(d)	JP Morgan Mortgage Trust, Series 2019-9, Class A15, 3.5%, 5/25/50 (144A)	18,103,391
	12,959,402(d)	JP Morgan Mortgage Trust, Series 2019-INV2, Class A3, 3.5%, 2/25/50 (144A)	13,151,771
	7,125,000(d)	JP Morgan Mortgage Trust, Series 2019-INV3, Class A3, 3.5%, 5/25/50 (144A)	7,261,934
	10,805,955(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	10,945,254
	6,213,609(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	6,321,882
	4,510,895(d)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A3, 3.5%, 12/25/49 (144A)	4,566,577
	3,952,403(d)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A15, 3.5%, 12/25/49 (144A)	3,996,728
	8,947,569(d)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.5%, 3/25/50 (144A)	9,058,017
	4,810,521(d)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class A15, 3.5%, 3/25/50 (144A)	4,862,686
	7,771,661(d)	JP Morgan Mortgage Trust, Series 2019-LTV3, Class B2, 4.582%, 3/25/50 (144A)	8,175,548
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,698,464
	3,100,000(c)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 3.74% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	3,098,197
	1,512,614	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,576,900
	2,656,885	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	2,719,986
	606,019(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	610,564
	12,583,740(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 3/25/48 (144A)	12,633,870
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	7,840,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	$7,967,830
	8,093,371(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (144A)	8,242,843
	11,983,927(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	12,172,572
	17,798,218(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M3, 3.5%, 10/25/69 (144A)	17,153,703
	4,400,989(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59 (144A)	4,423,093
	6,500,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	6,391,436
	6,145,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,887,678
	13,300,000	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1, 3.0%, 8/25/59 (144A)	13,152,453
	3,337,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.935%, 2/15/47	3,564,903
	6,700,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.462%, 2/15/48	7,008,789
	2,650,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.235%, 4/15/48 (144A)	2,481,811
	1,625,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,473,630
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,528,726
	2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	1,964,243
	7,300,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	8,171,162
	8,000,000(c)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 3.79% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	7,999,974
	7,150,000(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 5.042% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	7,449,531
	9,627,938(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	9,881,658
	11,644,551(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	11,837,277
	1,840,518(d)	Oaks Mortgage Trust, Series 2015-1, Class B3, 3.81%, 4/25/46 (144A)	1,865,667
	2,004,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B4, 3.81%, 4/25/46 (144A)	1,900,435
	1,336,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B5, 3.81%, 4/25/46 (144A)	1,234,845
	1,257,000(d)	Oaks Mortgage Trust, Series 2015-2, Class B5, 3.879%, 10/25/45 (144A)	1,154,406
	1,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 5.842% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,026,623
	4,070,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 4.642% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	4,120,118
	8,782,947(d)	OBX Trust, Series 2019-INV2, Class A5, 4.0%, 5/27/49 (144A)	8,976,545
	6,400,065(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	6,547,069
	700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	702,807
	2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,650,315
	8,800,000(d)	Provident Funding Mortgage Trust, Series 2019-1, Class A5, 3.0%, 12/25/49 (144A)	8,808,254
	3,470,000(c)	Radnor Re, Ltd., Series 2019-1, Class B1, 6.242% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)	3,643,132
	3,178	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	3,103
	4,450,000(c)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 4.692% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	4,426,190
	2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,832,573
	5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.544%, 2/25/52 (144A)	5,260,543
	2,403,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.016%, 10/25/52 (144A)	2,402,664
	1,700,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 7/25/29 (144A)	1,700,802
	1,500,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.0%, 7/25/29 (144A)	1,472,094
	4,379,302	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class HT, 3.0%, 3/25/58	4,449,647
	3,927,575(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	3,867,104
	6,344,734(d)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,198,417
	5,032,197(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	4,952,088
	6,768,757(d)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	6,661,227
	4,311,005(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	4,344,903
	9,979,057(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	9,766,155
	2,095,205(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.521%, 5/25/43	2,122,839
	1,649,004(d)	Sequoia Mortgage Trust, Series 2013-6, Class B4, 3.521%, 5/25/43	1,643,488
	4,317,242(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	4,248,950
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	4,918,724(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	$4,927,860
	4,785,713(d)	Sequoia Mortgage Trust, Series 2013-7, Class B3, 3.546%, 6/25/43	4,856,307
	4,009,896(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	4,038,619
	9,329,164(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	9,481,872
	1,836,605(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	1,898,281
	6,842,198(d)	Sequoia Mortgage Trust, Series 2018-CH4, Class B1B, 4.959%, 10/25/48 (144A)	7,297,150
	11,019,352(d)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	11,233,050
	7,346,234(d)	Sequoia Mortgage Trust, Series 2019-CH3, Class A19, 4.0%, 9/25/49 (144A)	7,465,522
	3,298,696(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B2, 3.621%, 11/25/46 (144A)	3,369,116
	1,822,988(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B3, 3.621%, 11/25/46 (144A)	1,822,358
	1,971,835(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class B3, 3.683%, 4/25/47 (144A)	1,990,962
	3,541,885(c)	STACR Trust, Series 2018-DNA3, Class B1, 5.692% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	3,799,958
	3,550,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 5.992% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	3,811,688
	3,184,747(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	3,201,590
	9,017,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	9,428,345
	9,375,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	9,859,095
	7,350,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	7,549,294
	8,200,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	8,431,104
	15,100,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	14,941,294
	67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.328%, 3/15/51	1,869,110
	720,562(d)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M2, 5.88%, 6/25/45 (144A)	721,456
	800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	792,929
	64,890	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	64,826
	4,700,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374%, 12/15/59	4,946,866
	7,442,659(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B2, 3.605%, 9/25/49 (144A)	7,465,710
	1,790,690(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.912%, 2/20/45 (144A)	1,773,588
	1,120,837(d)	WinWater Mortgage Loan Trust, Series 2015-3, Class B4, 3.902%, 3/20/45 (144A)	1,123,983
	1,533,695(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.766%, 6/20/45 (144A)	1,541,765
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,264,920,942)	$1,292,116,531
		CONVERTIBLE CORPORATE BONDS - 0.2% of Net Assets
		Biotechnology - 0.1%
	6,298,000	Insmed, Inc., 1.75%, 1/15/25	$6,066,930
		Total Biotechnology	$6,066,930
		Pharmaceuticals - 0.1%
	3,617,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	$3,428,665
		Total Pharmaceuticals	$3,428,665
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $8,672,980)	$9,495,595
		CORPORATE BONDS - 28.8% of Net Assets
		Aerospace & Defense - 0.1%
	5,435,000	Boeing Co., 3.75%, 2/1/50	$5,780,217
		Total Aerospace & Defense	$5,780,217
		Agriculture - 0.7%
EUR	15,500,000	Altria Group, Inc., 3.125%, 6/15/31	$19,384,215
	13,728,000	Reynolds American, Inc., 4.45%, 6/12/25	14,783,480
		Total Agriculture	$34,167,695
		Airlines - 0.3%
	1,565,891	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	$1,583,508
	12,783,699	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	13,164,104
		Total Airlines	$14,747,612
		Auto Manufacturers - 0.9%
	15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$14,861,428
	4,875,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	5,277,381
	14,110,000	General Motors Co., 6.6%, 4/1/36	16,654,039
	8,463,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	8,896,528
		Total Auto Manufacturers	$45,689,376
		Banks - 4.5%
	6,400,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$6,656,064
	8,210,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	8,753,995
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 45.603% (BADLARPP + 399 bps), 12/5/22	1,018,169
	Principal Amount USD ($)		Value
		Banks - (continued)
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)	$7,469,794
	4,608,000(b)(d)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,786,606
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,947,823
	9,150,000(b)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	9,996,375
	4,625,000(b)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	5,174,219
	9,709,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	10,485,720
	11,400,000	BPCE SA, 4.875%, 4/1/26 (144A)	12,546,937
	13,852,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	14,908,215
	2,400,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	2,466,542
	4,400,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	4,313,364
	5,649,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	6,127,188
	7,710,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	7,861,003
EUR	5,560,000(b)(d)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	7,550,652
	21,833,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	22,706,320
	8,750,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	9,518,245
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	108,336
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,911,476
	14,375,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	15,417,187
	10,677,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	11,317,620
EUR	9,892,400(b)	Stichting AK Rabobank Certificaten, 6.5%	14,092,640
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,836,500
	10,450,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	11,416,625
	6,621,000(b)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	7,009,984
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,442,000
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	664,950
		Total Banks	$214,504,549
		Beverages - 0.6%
	15,135,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$19,665,152
	8,715,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	10,125,769
		Total Beverages	$29,790,921
		Biotechnology - 0.1%
	5,350,000	Biogen, Inc., 5.2%, 9/15/45	$6,461,463
		Total Biotechnology	$6,461,463
		Building Materials - 0.4%
	5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	$6,238,650
	1,790,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	1,946,625
	5,975,000	Owens Corning, 4.2%, 12/1/24	6,305,286
	9,250,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	9,504,375
		Total Building Materials	$23,994,936
		Chemicals - 0.8%
	1,759,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)	$1,750,662
	3,007,000	CF Industries, Inc., 4.95%, 6/1/43	3,134,797
	8,155,000	CF Industries, Inc., 5.375%, 3/15/44	8,888,950
EUR	3,150,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	3,648,189
	2,197,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	2,240,940
EUR	2,450,000	OCI NV, 3.125%, 11/1/24 (144A)	2,858,229
	2,565,000	OCI NV, 5.25%, 11/1/24 (144A)	2,661,188
	7,000,000	Olin Corp., 5.625%, 8/1/29	7,393,400
		Total Chemicals	$32,576,355
		Commercial Services - 0.9%
	3,800,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,914,000
	4,042,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	4,314,835
	3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	4,124,710
MXN	84,875,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	4,555,907
	5,435,000	Sotheby's, 7.375%, 10/15/27 (144A)	5,502,937
	5,370,000	United Rentals North America, Inc., 3.875%, 11/15/27	5,482,502
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,789,658
	9,412,000	Verisk Analytics, Inc., 5.5%, 6/15/45	11,714,378
		Total Commercial Services	$44,398,927
		Diversified Financial Services - 0.3%
	6,250,000(e)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	$8,901,730
	4,430,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	4,689,243
	1,496,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,656,820
	2,695,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	2,696,807
		Total Diversified Financial Services	$17,944,600
		Electric - 2.5%
	4,260,000	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$4,315,380
	4,600,000	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	4,646,584
	2,425,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	2,458,344
	13,854,000(b)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	14,133,435
	21,163,000(b)(d)	Duke Energy Corp., 4.875% (5 Year CMT Index + 339 bps)	22,190,464
	7,765,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	9,114,169
	520,936	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	530,893
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,435,280
	21,750,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	22,785,258
	Principal Amount USD ($)		Value
		Electric - (continued)
	7,635,000	Southern California Edison Co., 4.875%, 3/1/49	$9,057,920
	16,580,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	16,475,005
	1,913,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	1,951,620
	5,357,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,644,939
		Total Electric	$115,739,291
		Electrical Component & Equipment - 0.2%
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$9,241,488
		Total Electrical Component & Equipment	$9,241,488
		Electronics - 0.5%
	20,490,000	Flex, Ltd., 4.875%, 6/15/29	$22,260,240
		Total Electronics	$22,260,240
		Energy-Alternate Sources - 0.1%
	853,731	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$952,281
	5,440,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	5,535,200
		Total Energy-Alternate Sources	$6,487,481
		Entertainment - 0.1%
	1,735,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	$1,860,788
	1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,882,475
	3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,008,690
		Total Entertainment	$7,751,953
		Food - 0.5%
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$2,486,273
	4,600,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	4,940,860
	2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	2,761,531
	7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	7,771,124
	1,375,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,462,670
	3,150,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	3,131,802
		Total Food	$22,554,260
		Forest Products & Paper - 0.3%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$12,526,607
		Total Forest Products & Paper	$12,526,607
		Gas - 0.1%
	1,965,000	Nakilat, Inc., 6.067%, 12/31/33 (144A)	$2,387,475
	3,202,882	Nakilat, Inc., 6.267%, 12/31/33 (144A)	3,820,078
		Total Gas	$6,207,553
		Healthcare-Products - 0.2%
EUR	7,100,000	DH Europe Finance II S.a.r.l., 1.8%, 9/18/49	$7,682,476
		Total Healthcare-Products	$7,682,476
		Healthcare-Services - 0.5%
	4,639,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$4,754,975
	2,005,000	Centene Corp., 4.25%, 12/15/27 (144A)	2,062,644
	3,985,000	Centene Corp., 4.625%, 12/15/29 (144A)	4,189,630
	1,514,000	HCA, Inc., 5.625%, 9/1/28	1,725,354
	1,006,000	HCA, Inc., 5.875%, 2/1/29	1,163,187
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	2,454,000
	3,850,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	4,032,490
	3,210,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	3,390,563
		Total Healthcare-Services	$23,772,843
		Home Builders - 0.1%
	1,657,000	KB Home, 6.875%, 6/15/27	$1,917,978
	2,710,000	Meritage Homes Corp., 6.0%, 6/1/25	3,028,425
	3,270,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	3,564,300
		Total Home Builders	$8,510,703
		Insurance - 1.6%
	10,060,000	AXA SA, 8.6%, 12/15/30	$14,615,664
	737,000	CNO Financial Group, Inc., 5.25%, 5/30/25	816,227
	2,331,000	CNO Financial Group, Inc., 5.25%, 5/30/29	2,601,979
	7,650,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,808,700
	13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	13,656,305
EUR	2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	3,102,552
	16,401,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	23,359,563
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,733,218
		Total Insurance	$71,694,208
		Internet - 0.7%
	14,366,000	Expedia Group, Inc., 3.25%, 2/15/30 (144A)	$13,826,723
	7,725,000	Expedia Group, Inc., 3.8%, 2/15/28	7,901,720
EUR	6,515,000	Netflix, Inc., 3.625%, 6/15/30 (144A)	7,508,842
		Total Internet	$29,237,285
		Iron & Steel - 0.0%†
	2,009,000	Steel Dynamics, Inc., 3.45%, 4/15/30	$2,032,865
		Total Iron & Steel	$2,032,865
		Leisure Time - 0.3%
	10,582,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$11,084,645
		Total Leisure Time	$11,084,645
	Principal Amount USD ($)		Value
		Media - 0.3%
	6,225,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	$6,590,656
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,444,328
	10,590,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	10,298,775
		Total Media	$18,333,759
		Mining - 0.6%
	1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,729,112
	4,847,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	5,194,859
	3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,828,582
	8,778,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	9,085,230
	1,797,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	1,833,839
	3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	3,629,875
		Total Mining	$25,301,497
		Multi-National - 1.0%
	12,922,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$13,694,089
	4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	4,948,710
INR	238,690,000	Asian Development Bank, 6.2%, 10/6/26	3,287,235
	8,430,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	8,558,473
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	3,031,314
IDR	113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	8,575,165
		Total Multi-National	$42,094,986
		Oil & Gas - 2.4%
	6,155,000	Apache Corp., 4.25%, 1/15/30	$6,384,083
	11,320,000	Apache Corp., 4.375%, 10/15/28	11,840,588
	8,041,000	Cenovus Energy, Inc., 6.75%, 11/15/39	10,244,783
	24,010,000	EQT Corp., 3.9%, 10/1/27	22,338,954
	1,075,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,118,108
	8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	8,979,429
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	6,730,669
	10,965,000	Noble Energy, Inc., 5.25%, 11/15/43	12,355,078
	3,620,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	3,004,600
	3,605,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	3,704,138
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	13,320,383
	3,740,000	Whiting Petroleum Corp., 6.625%, 1/15/26	2,548,735
	3,624,000	WPX Energy, Inc., 5.25%, 9/15/24	3,850,500
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	3,577,800
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	181,489
		Total Oil & Gas	$110,179,337
		Oil & Gas Services - 0.0%†
	2,027,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	$2,111,323
		Total Oil & Gas Services	$2,111,323
		Pharmaceuticals - 1.6%
	5,832,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$6,129,766
	4,794,000	AbbVie, Inc., 4.25%, 11/21/49 (144A)	5,090,358
	13,065,000	AbbVie, Inc., 4.875%, 11/14/48	15,094,465
EUR	2,805,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	3,185,698
EUR	8,000,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	9,085,770
	1,720,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	1,765,391
	1,210,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	1,254,770
	1,775,000	Bausch Health Cos., Inc., 5.75%, 8/15/27 (144A)	1,925,875
	4,553,791	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	5,136,019
	735,542	CVS Pass-Through Trust, 6.036%, 12/10/28	821,748
	910,406	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	1,161,219
	3,585,000	Horizon Therapeutics USA, Inc., 5.5%, 8/1/27 (144A)	3,872,158
	2,424,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,411,880
	9,160,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	9,415,247
EUR	340,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25 (144A)	402,831
	13,628,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	11,345,310
		Total Pharmaceuticals	$78,098,505
		Pipelines - 3.7%
	3,257,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$3,289,536
	8,683,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	8,714,658
	1,620,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	1,664,712
	4,440,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	4,626,880
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,970,362
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	5,316,413
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	7,131,265
	13,625,000	Enable Midstream Partners LP, 4.95%, 5/15/28	13,801,649
	4,899,000	Energy Transfer Operating LP, 5.5%, 6/1/27	5,507,726
	4,555,000	Energy Transfer Operating LP, 6.0%, 6/15/48	5,314,942
	1,262,000	Energy Transfer Operating LP, 6.125%, 12/15/45	1,463,574
	796,000	EnLink Midstream LLC, 5.375%, 6/1/29	748,240
	15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	12,229,588
	3,862,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	3,128,220
	4,531,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	4,576,310
	3,600,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	3,645,000
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	16,353,712
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	$4,614,474
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,829,643
	14,850,000	Phillips 66 Partners LP, 3.75%, 3/1/28	15,468,523
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	7,991,728
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	4,919,936
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	4,165,332
	2,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,320,500
	5,253,000	Williams Cos., Inc., 5.75%, 6/24/44	6,225,565
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	10,669,409
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	11,590,153
		Total Pipelines	$180,278,050
		Real Estate - 0.3%
	13,000,000(b)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$13,526,500
		Total Real Estate	$13,526,500
		REITs - 0.9%
	4,800,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	$4,899,360
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28	4,482,035
	10,885,000	iStar, Inc., 4.25%, 8/1/25	11,004,300
	5,210,000	iStar, Inc., 4.75%, 10/1/24	5,398,863
	7,990,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	8,229,700
	10,050,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	10,462,831
		Total REITs	$44,477,089
		Software - 0.1%
EUR	2,272,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)	$2,631,115
		Total Software	$2,631,115
		Telecommunications - 0.6%
	10,221,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	$7,972,482
	982,000	Frontier Communications Corp., 8.75%, 4/15/22	473,815
	5,900,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	6,040,420
	1,496,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,650,522
	4,425,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	4,889,625
	4,375,000	Sprint Corp., 7.25%, 9/15/21	4,626,563
	1,581,935	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 3/20/28 (144A)	1,724,309
	4,605,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	4,420,800
		Total Telecommunications	$31,798,536
		TOTAL CORPORATE BONDS
		(Cost $1,290,261,634)	$1,375,671,246
		FOREIGN GOVERNMENT BONDS - 4.5% of Net Assets
		Argentina - 0.4%
	2,050,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$971,188
	4,090,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	2,126,800
	8,500,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	8,202,500
	1,089,150	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	985,681
	2,315,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	1,012,813
	6,680,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	4,509,000
		Total Argentina	$17,807,982
		Bahrain - 0.3%
	7,000,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$7,501,410
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	5,927,050
		Total Bahrain	$13,428,460
		Egypt - 1.1%
EGP	197,044,000	Egypt Government Bond, 15.7%, 11/7/27	$13,458,770
EGP	139,356,000	Egypt Government Bond, 16.1%, 5/7/29	9,760,025
EUR	5,000,000	Egypt Government International Bond, 4.75%, 4/11/25 (144A)	5,902,991
	5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,825,323
EGP	101,975,000(g)	Egypt Treasury Bills, 17.5%, 3/3/20	6,206,823
EGP	215,375,000(g)	Egypt Treasury Bills, 18.212%, 2/4/20	13,262,326
		Total Egypt	$54,416,258
		Indonesia - 0.3%
IDR	219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$14,903,218
		Total Indonesia	$14,903,218
		Ivory Coast - 0.1%
EUR	3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$3,808,075
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,518,240
		Total Ivory Coast	$6,326,315
		Mexico - 0.6%
MXN	46,890,000	Mexican Bonos, 7.5%, 6/3/27	$2,575,521
MXN	454,740,500	Mexican Bonos, 8.0%, 12/7/23	25,051,073
		Total Mexico	$27,626,594
		Norway - 0.2%
NOK	63,500,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$7,364,489
		Total Norway	$7,364,489
		Oman - 0.3%
	7,369,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	$7,617,704
	Principal Amount USD ($)		Value
		Oman - (continued)
	4,308,000	Oman Government International Bond, 6.0%, 8/1/29 (144A)	$4,496,518
		Total Oman	$12,114,222
		Russia - 0.5%
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$421
RUB	1,326,346,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	23,887,134
		Total Russia	$23,887,555
		Sri Lanka - 0.2%
	6,170,000	Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)	$6,106,780
	3,725,000	Sri Lanka Government International Bond, 7.85%, 3/14/29 (144A)	3,770,803
		Total Sri Lanka	$9,877,583
		Tunisia - 0.1%
EUR	3,250,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)	$3,613,415
		Total Tunisia	$3,613,415
		Turkey - 0.1%
	6,505,000	Turkey Government International Bond, 5.6%, 11/14/24	$6,617,484
		Total Turkey	$6,617,484
		Uruguay - 0.3%
UYU	476,113,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$12,577,292
		Total Uruguay	$12,577,292
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $215,034,503)	$210,560,867
		INSURANCE-LINKED SECURITIES - 3.9% of Net Assets(h)
		Event-Linked Bonds - 1.3%
		Earthquakes - California - 0.3%
	5,000,000(c)	Ursa Re, 5.046% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$4,944,500
	1,800,000(c)	Ursa Re, 7.296% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	1,801,800
	2,000,000(c)	Ursa Re, 7.546% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	1,977,800
			$8,724,100
		Earthquakes - Chile - 0.0%†
	1,950,000(c)	International Bank for Reconstruction & Development, 4.21% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,919,580
		Earthquakes - Colombia - 0.0%†
	1,550,000(c)	International Bank for Reconstruction & Development, 4.71% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,538,065
		Earthquakes - Mexico - 0.0%†
	1,350,000(c)	International Bank for Reconstruction & Development, 4.21% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,343,790
		Earthquakes - U.S. - 0.0%†
	1,000,000(c)	Acorn Re, 4.551% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$986,700
		Health - U.S. - 0.1%
	2,900,000(c)	Vitality Re VII, 3.696% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$2,899,420
		Inland Flood - U.S. - 0.0%†
	250,000(c)	FloodSmart Re, 12.794% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$250,675
		Multiperil - Europe - 0.0%†
EUR	1,500,000+(c)	Lion II Re, DAC, 3.29% (3 Month EURIBOR + 329 bps), 7/15/21 (144A)	$1,679,689
		Multiperil - U.S. - 0.4%
	2,250,000(c)	Bowline Re, 6.046% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$2,221,425
	3,500,000(c)	Kilimanjaro II Re, 7.909% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	3,465,000
	800,000(c)	Kilimanjaro II Re, 7.929% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	792,000
	4,500,000(c)	Kilimanjaro II Re, 9.519% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	4,436,550
	2,500,000(c)	Kilimanjaro Re, 6.783% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	2,460,000
	1,650,000+(c)	Panthera Re, 5.044% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	1,673,595
	3,000,000(c)	Residential Reinsurance 2016, 5.514% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,971,200
	3,150,000(c)	Sanders Re, 4.591% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	3,075,660
			$21,095,430
		Multiperil - U.S. Regional - 0.1%
	2,600,000(c)	Longpoint Re III, 4.294% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,574,780
		Multiperil - Worldwide - 0.2%
	2,000,000(c)	Galilei Re, 7.231% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	$1,992,000
	2,000,000(c)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	1,999,800
	1,900,000(c)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,899,620
	2,500,000(c)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	2,487,000
			$8,378,420
		Pandemic - Worldwide - 0.0%†
	2,400,000(c)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,405,520
		Windstorm - Florida - 0.1%
	1,800,000(c)	Casablanca Re, 5.516% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$1,818,000
	2,750,000(c)	Everglades Re II, 6.774% (3 Month U.S. Treasury Bill + 523 bps), 5/8/20 (144A)	2,769,250
			$4,587,250
		Windstorm - Louisiana - 0.0%†
	250,000(c)	Pelican IV Re, 3.545% (6 Month USD LIBOR + 204 bps), 5/5/20 (144A)	$249,125
	Principal Amount USD ($)		Value
		Windstorm - Texas - 0.1%
	2,400,000(c)	Alamo Re, 5.356% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	$2,411,760
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(c)	Citrus Re, 2.044% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$250,000
		Total Event-Linked Bonds	$61,294,304
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.5%
		Earthquakes - California - 0.0%†
	2,000,000+(a)	Adare Re 2020, 1/31/21	$1,925,340
		Multiperil - Massachusetts - 0.1%
	2,537,500+(a)(i)	Denning Re 2019, 7/31/20	$2,548,420
		Multiperil - U.S. - 0.0%†
	600,000+(a)(i)	Dingle Re 2019, 2/1/20	$612,315
	3,900,000+(a)(i)	Kingsbarns Re 2017, 5/19/20	3,900
	1,150,000+(a)(i)	Port Royal Re 2019, 5/31/20	1,161,534
	1,100,000+(a)(i)	Riviera Re 2019, 5/31/20	1,108,065
			$2,885,814
		Multiperil - U.S. Regional - 0.1%
	2,000,000+(a)(i)	Ailsa Re 2019, 6/30/20	$2,078,633
	1,199,000+(a)(i)	Ocean View Re 2019, 6/30/20	1,200,563
			$3,279,196
		Multiperil - Worldwide - 0.1%
	6,147,969+(a)(i)	Kilarney Re 2018, 4/15/20	$3,103,495
	1,020,000+(a)	Limestone Re, Series A, 3/1/24	1,020,000
	12,000+(i)	Limestone Re 2016-1, 8/31/21	14,540
	86,000+(i)	Limestone Re 2016-1, 8/31/21	104,206
	1,250,000+(a)(i)	Limestone Re 2019-2, 3/1/23 (144A)	1,250,125
	500,000+(a)(i)	Limestone Re 2019-B, 9/9/22	552,500
	1,000,000+(i)	Merion Re 2018-1, 12/31/21	63,500
	1,038,576+(a)(i)	Merion Re 2019-1, 12/31/22	1,061,425
	1,500,000+(a)(i)	Mid Ocean Re 2019, 7/31/20	1,468,043
	850,000+(a)(i)	Old Head Re 2019, 12/31/22	868,745
	4,500,000+(a)(i)	Resilience Re, 4/6/20	450
	850,864+(i)	Seminole Re 2018, 1/15/20	165,493
	214,287+(a)(i)	Seminole Re 2019, 1/31/20	218,679
	608,616+(a)(i)	Walton Health Re 2018, 6/15/20	304,308
	300,000+(a)(i)	Walton Health Re 2019, 6/30/20	274,692
			$10,470,201
		Windstorm - Florida - 0.1%
	1,750,000+(a)(i)	Formby Re 2018, 2/28/20	$554,512
	598,118+(a)(i)	Formby Re 2018, 3/31/20	4,905
	2,200,000+(a)(i)	Portrush Re 2017, 6/15/20	1,403,820
			$1,963,237
		Windstorm - North Carolina - 0.0%†
	1,000,000+(a)(i)	Lahinch Re 2019, 5/31/20	$1,014,804
		Windstorm - U.S. Regional - 0.1%
	1,250,000+(a)(i)	Oakmont Re 2017, 4/15/20	$36,750
	1,900,000+(a)(i)	Oakmont Re 2019, 4/30/20	1,315,370
	250,000+(i)	Resilience Re, 6/15/20	121,250
			$1,473,370
		Total Collateralized Reinsurance	$25,560,382
		Reinsurance Sidecars - 2.1%
		Multiperil - U.S. - 0.3%
	11,480,000+(a)(i)	Carnoustie Re 2015, 7/31/20	$36,736
	10,280,000+(a)(i)	Carnoustie Re 2016, 11/30/20	277,560
	10,188,000+(a)(i)	Carnoustie Re 2017, 11/30/21	1,384,040
	3,000,000+(i)	Carnoustie Re 2018, 12/31/21	33,600
	1,000,000+(a)(i)	Carnoustie Re 2019, 12/31/22	1,105,900
	2,800,000+(a)(i)	Castle Stuart Re 2018, 12/1/21	2,361,520
	3,000,000+(a)(j)	Harambee Re 2018, 12/31/21	465,300
	5,000,000+(a)(j)	Harambee Re 2019, 12/31/22	5,552,500
	3,554,000+(a)(i)	Prestwick Re 2015-1, 7/31/20	60,418
	2,500,014+(a)(i)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	398,068
			$11,675,642
		Multiperil - Worldwide - 1.8%
	2,750,000+(a)(i)	Alturas Re, 3/10/22	$3,007,675
	284,000+(a)	Alturas Re, Series 2020-2R, Class A, 0.0% 3/10/23	284,000
	550,000+(a)(i)	Alturas Re 2019-1, 3/10/23	625,790
	2,133,500+(a)(i)	Arlington Re 2015, 2/1/20	103,688
	4,000,000+(a)(i)	Bantry Re 2016, 3/30/20	322,400
	3,000,000+(a)(i)	Bantry Re 2017, 3/31/20	708,300
	2,500,000+(a)(i)	Bantry Re 2018, 12/31/21	28,500
	4,000,000+(a)(i)	Bantry Re 2019, 12/31/22	4,234,279
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	3,605,000+(a)(i)	Berwick Re 2017-1, 2/1/20	$119,326
	13,924,181+(i)	Berwick Re 2018-1, 12/31/21	2,223,692
	9,947,951+(a)(i)	Berwick Re 2019-1, 12/31/22	10,297,124
	1,750,000+(a)(j)	Blue Lotus Re, 12/31/21	1,920,975
	7,362,500+(a)(i)	Eden Re II, 3/22/23 (144A)	7,654,791
	155,000+(i)	Eden Re II, 3/22/22 (144A)	202,492
	232,500+(i)	Eden Re II, 3/22/22 (144A)	260,539
	6,500,000+(i)	Gleneagles Re 2016, 11/30/20	202,800
	1,500,000+(a)(i)	Gleneagles Re 2018, 12/31/21	177,450
	1,156,688+(a)(i)	Gleneagles Re 2019, 12/31/22	1,259,054
	2,737,878+(a)(i)	Gullane Re 2018, 12/31/21	2,569,506
	87,000+(i)	Limestone Re 2018, 3/1/22	298,036
	500,000+(a)(j)	Lion Rock Re 2019, 1/31/20	550,800
	6,000,000+(a)(j)	Lorenz Re 2018, 7/1/21	609,000
	2,545,246+(a)(j)	Lorenz Re 2019, 6/30/22	2,219,200
	8,500,000+(a)(i)	Merion Re 2018-2, 12/31/21	8,653,000
	15,300,000+(i)	Pangaea Re 2015-1, 2/1/20	20,015
	14,520,000+(i)	Pangaea Re 2015-2, 5/29/20	21,648
	14,000,000+(i)	Pangaea Re 2016-1, 11/30/20	31,077
	6,150,000+(i)	Pangaea Re 2016-2, 11/30/20	18,303
	6,000,000+(a)(i)	Pangaea Re 2017-1, 11/30/21	96,600
	4,750,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	279,300
	7,100,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	147,278
	3,891,425+(a)(i)	Pangaea Re 2019-1, 2/1/23	3,871,190
	5,220,725+(a)(i)	Pangaea Re 2019-3, 7/1/23	5,078,199
	3,000,000+(a)(i)	Sector Re V, 12/1/23 (144A)	2,431,683
	1,500,000+(a)	Sector Re V, 12/1/24 (144A)	1,507,780
	600,000+(a)(i)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	128,618
	750,000+(a)(i)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	160,773
	900,000+(a)(i)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	729,505
	1,516+(i)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	92,716
	5,326+(i)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	234,569
	900,000+(a)(i)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	713,548
	1,696,451+(a)(i)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	1,950,413
	5,855,000+(a)(i)	St. Andrews Re 2017-1, 2/1/20	396,969
	2,606,976+(a)(i)	St. Andrews Re 2017-4, 6/1/20	256,526
	1,599,594+(a)	Thopas Re, 12/31/23	1,599,594
	1,000,000+(a)(j)	Thopas Re 2018, 12/31/21	74,100
	3,000,000+(a)(j)	Thopas Re 2019, 12/31/22	2,961,600
	5,750,000+(a)(i)	Versutus Re 2017, 11/30/21	75,900
	3,000,000+(a)(i)	Versutus Re 2018, 12/31/21	–
	2,647,642+(a)(i)	Versutus Re 2019-A, 12/31/21	2,946,826
	852,358+(a)(i)	Versutus Re 2019-B, 12/31/21	948,674
	1,250,000+(a)(j)	Viribus Re 2018, 12/31/21	69,125
	3,650,000+(a)(j)	Viribus Re 2019, 12/31/22	4,499,355
	1,826,168+(a)(i)	Woburn Re 2018, 12/31/21	365,599
	3,539,362+(a)(i)	Woburn Re 2019, 12/31/22	3,661,470
			$83,901,370
		Total Reinsurance Sidecars	$95,577,012
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $190,342,329)	$182,431,698
	Principal Amount USD ($)		Value
		MUNICIPAL BONDS - 0.4% of Net Assets(k)
		Municipal General Obligation - 0.2%
	13,525,000(l)(m)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$8,588,375
		Total Municipal General Obligation	$8,588,375
		Municipal Higher Education - 0.1%
	2,300,000	Amherst College, 3.794%, 11/1/42	$2,453,175
	2,840,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	4,067,221
		Total Municipal Higher Education	$6,520,396
		Municipal Transportation - 0.1%
	2,620,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$3,204,784
		Total Municipal Transportation	$3,204,784
		TOTAL MUNICIPAL BONDS
		(Cost $17,793,692)	$18,313,555
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.7% of Net Assets*(c)
		Aerospace & Defense - 0.0%†
	936,031	United Airlines, Inc., Refinanced Term Loan, 3.549% (LIBOR + 175 bps), 4/1/24	$849,448
		Total Aerospace & Defense	$849,448
		Automobile - 0.3%
	1,633,257	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.068% (LIBOR + 225 bps), 4/6/24	$1,631,725
	2,700,635	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.444% (LIBOR + 275 bps), 11/8/23	2,557,164
	3,308,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.97% (LIBOR + 200 bps), 3/3/25	3,316,604
	Principal Amount USD ($)		Value
		Automobile - (continued)
	2,563,505	Navistar, Inc., Tranche B Term Loan, 5.24% (LIBOR + 350 bps), 11/6/24	$2,560,300
		Total Automobile	$10,065,793
		Beverage, Food & Tobacco - 0.1%
	1,100,252	Albertson's LLC, 2019 Term B-8 Loan, 4.549% (LIBOR + 275 bps), 8/17/26	$1,111,878
	441,930	Albertson's LLC, 2019-1 Term B-7 Loan, 4.549% (LIBOR + 275 bps), 11/17/25	446,515
	4,021,347	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.799% (LIBOR + 200 bps), 5/1/26	4,054,740
		Total Beverage, Food & Tobacco	$5,613,133
		Broadcasting & Entertainment - 0.0%†
	1,596,000	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.24% (LIBOR + 250 bps), 9/30/26	$1,603,731
		Total Broadcasting & Entertainment	$1,603,731
		Buildings & Real Estate - 0.3%
	94,838	Builders FirstSource, Inc., Refinancing Term Loan, 4.799% (LIBOR + 300 bps), 2/29/24	$95,287
	8,969,031	Uniti Group, Inc., Shortfall Term Loan, 6.799% (LIBOR + 500 bps), 10/24/22	8,827,769
	2,059,380	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.799% (LIBOR + 500 bps), 9/29/23	1,962,589
		Total Buildings & Real Estate	$10,885,645
		Chemicals, Plastics & Rubber - 0.2%
	3,756,089	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.695% (LIBOR + 175 bps), 6/1/24	$3,769,705
	1,636,490	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 3.799% (LIBOR + 200 bps), 1/31/26	1,647,486
	853,214	Omnova Solutions, Inc., Term B-2 Loan, 5.049% (LIBOR + 325 bps), 8/25/23	853,752
	3,289,548	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.549% (LIBOR + 275 bps), 2/5/23	3,304,453
	1,686,432	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.609% (LIBOR + 275 bps), 9/23/24	1,691,439
		Total Chemicals, Plastics & Rubber	$11,266,835
		Computers & Electronics - 0.0%†
	1,417,490(n)	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6/26/25	$1,318,265
		Total Computers & Electronics	$1,318,265
		Construction & Building - 0.1%
	2,087,921	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.549% (LIBOR + 275 bps), 11/15/23	$2,101,156
		Total Construction & Building	$2,101,156
		Consumer Services - 0.0%†
	1,218,731	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.944% (LIBOR + 325 bps), 9/23/26	$1,223,470
		Total Consumer Services	$1,223,470
		Diversified & Conglomerate Manufacturing - 0.1%
	3,118,543	Garda World Security Corp., Initial Term Loan, 6.66% (LIBOR + 475 bps), 10/30/26	$3,140,632
	1,295,275	Pelican Products, Inc., First Lien Term Loan, 5.24% (LIBOR + 350 bps), 5/1/25	1,191,653
		Total Diversified & Conglomerate Manufacturing	$4,332,285
		Diversified & Conglomerate Service - 0.0%†
	469,889	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.091% (LIBOR + 325 bps), 3/3/25	$470,477
	1,486,337	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.299% (LIBOR + 250 bps), 3/1/24	1,493,614
	2,424,313	DynCorp International, Inc., Term Loan, 7.74% (LIBOR + 600 bps), 8/18/25	2,378,857
	2,164,766	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.549% (LIBOR + 275 bps), 4/1/24	2,170,178
	216,227	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 5.8% (LIBOR + 400 bps), 3/9/26	218,389
	423,419	NVA Holdings, Inc., First Lien Term B-3 Loan, 6.5% (PRIME + 175 bps), 2/2/25	423,584
	570,259	West Corp., Initial Term B Loan, 5.927% (LIBOR + 400 bps), 10/10/24	484,720
		Total Diversified & Conglomerate Service	$7,639,819
		Electronics - 0.2%
	364,183	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.195% (LIBOR + 225 bps), 9/29/23	$367,540
	7,861,600	Scientific Games International, Inc., Initial Term B-5 Loan, 4.549% (LIBOR + 275 bps), 8/14/24	7,893,888
		Total Electronics	$8,261,428
		Entertainment & Leisure - 0.1%
	3,839,632	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 3.799% (LIBOR + 200 bps), 2/22/24	$3,866,372
		Total Entertainment & Leisure	$3,866,372
		Financial Services - 0.1%
	5,772,802	RPI Finance Trust, Initial Term Loan B-6, 3.799% (LIBOR + 200 bps), 3/27/23	$5,826,523
	1	Trans Union LLC, 2019 Replacement Term B-5 Loan, 3.549% (LIBOR + 175 bps), 11/16/26	1
		Total Financial Services	$5,826,524
		Healthcare & Pharmaceuticals - 0.3%
	3,651,674	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.299% (LIBOR + 350 bps), 9/26/24	$3,529,953
	2,364,375	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.063% (LIBOR + 425 bps), 4/29/24	2,252,491
	6,353,389	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.563% (LIBOR + 375 bps), 7/2/25	6,395,080
	1,560,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 6.289% (LIBOR + 450 bps), 12/11/26	1,567,149
		Total Healthcare & Pharmaceuticals	$13,744,673
		Healthcare, Education & Childcare - 0.4%
	4,203,750	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.299% (LIBOR + 450 bps), 10/24/23	$3,846,431
	Principal Amount USD ($)		Value
		Healthcare, Education & Childcare - (continued)
	1,805,714	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.695% (LIBOR + 375 bps), 2/21/25	$1,812,485
	9,294,811	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.304% (LIBOR + 450 bps/PRIME + 350 bps), 11/16/25	9,380,983
	1,759,167	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	1,765,192
		Total Healthcare, Education & Childcare	$16,805,091
		Insurance - 0.2%
	483,288	Alliant Holdings Intermediate LLC, Initial Term Loan, 4.799% (LIBOR + 300 bps), 5/9/25	$484,043
	9,890,924	Confie Seguros Holding II Co., Term B Loan, 6.659% (LIBOR + 475 bps), 4/19/22	9,649,833
		Total Insurance	$10,133,876
		Leisure & Entertainment - 0.2%
	6,049,683	24 Hour Fitness Worldwide, Inc., Term Loan, 5.299% (LIBOR + 350 bps), 5/30/25	$4,611,800
	4,497,020	Fitness International LLC, Term B Loan, 5.049% (LIBOR + 325 bps), 4/18/25	4,501,238
		Total Leisure & Entertainment	$9,113,038
		Machinery - 0.2%
	737,613	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 3.695% (LIBOR + 175 bps), 5/18/24	$741,877
	4,879,439	NN, Inc., Tranche B Term Loan, 7.049% (LIBOR + 525 bps), 10/19/22	4,769,652
	2,899,308(n)	Shape Technologies Group, Inc., Initial Term Loan, 4/21/25	2,616,625
	1,565,990	Terex Corp., Incremental US Term Loan, 3.844% (LIBOR + 200 bps), 1/31/24	1,571,667
		Total Machinery	$9,699,821
		Metals & Mining - 0.1%
	1,523,716	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 275 bps), 12/22/23	$1,532,097
	3,207,807	BWay Holding Co., Initial Term Loan, 5.234% (LIBOR + 325 bps), 4/3/24	3,202,292
		Total Metals & Mining	$4,734,389
		Personal, Food & Miscellaneous Services - 0.1%
	781,881	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.03% (LIBOR + 400 bps), 7/3/20	$760,379
	3,000,000	Option Care Health, Inc., Term B Loan, 6.299% (LIBOR + 450 bps), 8/6/26	2,991,564
	2,522,175	Revlon Consumer Products Corp., Initial Term B Loan, 5.409% (LIBOR + 350 bps), 9/7/23	1,938,922
		Total Personal, Food & Miscellaneous Services	$5,690,865
		Retail - 0.0%†
	1,632,152	PetSmart, Inc., Amended Term Loan, 5.74% (LIBOR + 400 bps), 3/11/22	$1,617,952
	1,393,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.191% (LIBOR + 450 bps), 9/12/24	1,374,717
		Total Retail	$2,992,669
		Securities & Trusts - 0.2%
	7,465,000	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.299% (LIBOR + 450 bps), 10/19/26	$7,381,019
		Total Securities & Trusts	$7,381,019
		Telecommunications - 0.5%
	17,005,492	Virgin Media Bristol LLC, N Facility, 4.24% (LIBOR + 250 bps), 1/31/28	$17,133,033
	3,599,017	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 9.75% (PRIME + 500 bps), 3/29/21	3,453,556
		Total Telecommunications	$20,586,589
		Utilities - 0.0%†
	1,103,969	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.549% (LIBOR + 375 bps), 10/2/23	$1,108,539
		Total Utilities	$1,108,539
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $176,636,116)	$176,844,473
		SUPRANATIONAL BOND - 0.2% of Net Assets
IDR	152,569,000,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$11,251,586
		TOTAL SUPRANATIONAL BOND
		(Cost $10,887,335)	$11,251,586
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.9% of Net Assets
	261,195	Fannie Mae, 3.0%, 2/1/43	$269,133
	531,409	Fannie Mae, 3.0%, 3/1/43	547,728
	228,369	Fannie Mae, 3.0%, 4/1/45	236,290
	122,990	Fannie Mae, 3.0%, 5/1/46	126,568
	1,157,912	Fannie Mae, 3.0%, 5/1/46	1,193,451
	124,857	Fannie Mae, 3.0%, 10/1/46	128,511
	14,524	Fannie Mae, 3.0%, 11/1/46	14,952
	20,092	Fannie Mae, 3.0%, 11/1/46	20,684
	238,444	Fannie Mae, 3.0%, 11/1/46	243,496
	378,854	Fannie Mae, 3.0%, 11/1/46	389,336
	18,437	Fannie Mae, 3.0%, 12/1/46	18,980
	73,210	Fannie Mae, 3.0%, 1/1/47	75,347
	22,364	Fannie Mae, 3.0%, 3/1/47	23,140
	75,914	Fannie Mae, 3.0%, 3/1/47	78,336
	470,137	Fannie Mae, 3.0%, 3/1/47	479,089
	317,266	Fannie Mae, 3.0%, 4/1/48	328,258
	3,179,368	Fannie Mae, 3.0%, 5/1/48	3,256,240
	473,462	Fannie Mae, 3.0%, 7/1/49	488,573
	623,481	Fannie Mae, 3.0%, 7/1/49	645,113
	1,190,039	Fannie Mae, 3.0%, 9/1/49	1,231,327
	2,377,475	Fannie Mae, 3.5%, 11/1/40	2,505,615
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	878,764	Fannie Mae, 3.5%, 6/1/42	$925,519
	3,576,081	Fannie Mae, 3.5%, 7/1/42	3,768,902
	5,229,832	Fannie Mae, 3.5%, 8/1/42	5,512,853
	8,652,655	Fannie Mae, 3.5%, 8/1/42	9,120,914
	271,581	Fannie Mae, 3.5%, 11/1/42	289,163
	546,822	Fannie Mae, 3.5%, 11/1/42	582,226
	554,893	Fannie Mae, 3.5%, 11/1/42	585,830
	1,093,512	Fannie Mae, 3.5%, 11/1/42	1,152,606
	21,867	Fannie Mae, 3.5%, 12/1/42	23,282
	857,600	Fannie Mae, 3.5%, 12/1/42	913,110
	2,465,810	Fannie Mae, 3.5%, 12/1/44	2,597,509
	6,311,044	Fannie Mae, 3.5%, 2/1/45	6,719,284
	7,590,353	Fannie Mae, 3.5%, 6/1/45	7,946,012
	2,104,069	Fannie Mae, 3.5%, 9/1/45	2,243,704
	6,943,261	Fannie Mae, 3.5%, 9/1/45	7,237,426
	3,564,983	Fannie Mae, 3.5%, 5/1/46	3,771,756
	1,252,520	Fannie Mae, 3.5%, 6/1/46	1,325,108
	468,348	Fannie Mae, 3.5%, 7/1/46	491,473
	940,882	Fannie Mae, 3.5%, 9/1/46	1,001,434
	644,153	Fannie Mae, 3.5%, 10/1/46	675,557
	1,398,868	Fannie Mae, 3.5%, 10/1/46	1,452,852
	348,145	Fannie Mae, 3.5%, 7/1/47	363,024
	9,708	Fannie Mae, 4.0%, 12/1/23	10,086
	7,894	Fannie Mae, 4.0%, 12/1/30	8,408
	555,794	Fannie Mae, 4.0%, 9/1/37	595,165
	7,181,646	Fannie Mae, 4.0%, 10/1/40	7,790,492
	3,062,658	Fannie Mae, 4.0%, 12/1/40	3,322,875
	6,278	Fannie Mae, 4.0%, 11/1/41	6,735
	1,163,484	Fannie Mae, 4.0%, 11/1/41	1,248,116
	55,557	Fannie Mae, 4.0%, 12/1/41	59,597
	2,062,731	Fannie Mae, 4.0%, 12/1/41	2,168,132
	9,631,451	Fannie Mae, 4.0%, 12/1/41	10,318,389
	1,274,139	Fannie Mae, 4.0%, 1/1/42	1,364,244
	3,371,262	Fannie Mae, 4.0%, 1/1/42	3,608,830
	1,313,414	Fannie Mae, 4.0%, 2/1/42	1,406,163
	2,674,755	Fannie Mae, 4.0%, 2/1/42	2,864,117
	339,053	Fannie Mae, 4.0%, 4/1/42	352,679
	1,870,462	Fannie Mae, 4.0%, 4/1/42	2,000,754
	3,669,208	Fannie Mae, 4.0%, 4/1/42	3,926,735
	198,501	Fannie Mae, 4.0%, 5/1/42	212,459
	4,413,624	Fannie Mae, 4.0%, 5/1/42	4,719,601
	197,966	Fannie Mae, 4.0%, 6/1/42	211,863
	83,886	Fannie Mae, 4.0%, 7/1/42	89,743
	7,093,056	Fannie Mae, 4.0%, 8/1/42	7,597,456
	157,785	Fannie Mae, 4.0%, 10/1/42	169,895
	164,515	Fannie Mae, 4.0%, 11/1/42	171,116
	1,949,618	Fannie Mae, 4.0%, 8/1/43	2,085,433
	1,241,397	Fannie Mae, 4.0%, 11/1/43	1,345,128
	9,664	Fannie Mae, 4.0%, 2/1/44	10,258
	1,144,056	Fannie Mae, 4.0%, 2/1/44	1,231,603
	248,449	Fannie Mae, 4.0%, 6/1/44	262,745
	6,138,784	Fannie Mae, 4.0%, 7/1/44	6,503,976
	3,206,790	Fannie Mae, 4.0%, 8/1/44	3,387,634
	90,996	Fannie Mae, 4.0%, 9/1/44	96,418
	6,873	Fannie Mae, 4.0%, 10/1/44	7,253
	81,421	Fannie Mae, 4.0%, 10/1/44	86,272
	83,550	Fannie Mae, 4.0%, 10/1/44	88,529
	235,566	Fannie Mae, 4.0%, 10/1/44	245,007
	293,429	Fannie Mae, 4.0%, 10/1/44	310,903
	67,033	Fannie Mae, 4.0%, 11/1/44	71,026
	94,740	Fannie Mae, 4.0%, 11/1/44	100,381
	131,037	Fannie Mae, 4.0%, 11/1/44	136,289
	185,614	Fannie Mae, 4.0%, 11/1/44	196,675
	284,613	Fannie Mae, 4.0%, 11/1/44	301,556
	63,127	Fannie Mae, 4.0%, 12/1/44	66,897
	22,750	Fannie Mae, 4.0%, 1/1/45	24,108
	70,790	Fannie Mae, 4.0%, 6/1/45	75,065
	152,867	Fannie Mae, 4.0%, 7/1/45	163,700
	2,375,346	Fannie Mae, 4.0%, 10/1/45	2,516,576
	3,684,098	Fannie Mae, 4.0%, 10/1/45	3,884,349
	5,990,992	Fannie Mae, 4.0%, 6/1/46	6,332,390
	6,374,711	Fannie Mae, 4.0%, 7/1/46	6,718,648
	3,728,128	Fannie Mae, 4.0%, 4/1/47	3,968,066
	5,342,959	Fannie Mae, 4.0%, 4/1/47	5,686,200
	523,664	Fannie Mae, 4.0%, 6/1/47	556,499
	1,542,319	Fannie Mae, 4.0%, 6/1/47	1,636,651
	2,942,988	Fannie Mae, 4.0%, 7/1/47	3,130,815
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	242,673	Fannie Mae, 4.0%, 11/1/48	$254,794
	126,770	Fannie Mae, 4.0%, 6/1/49	136,412
	543,898	Fannie Mae, 4.0%, 9/1/49	567,552
	6,224,868	Fannie Mae, 4.0%, 10/1/49	6,499,307
	95,972	Fannie Mae, 4.5%, 8/1/40	104,058
	3,094,337	Fannie Mae, 4.5%, 11/1/40	3,360,732
	8,148,305	Fannie Mae, 4.5%, 12/1/40	8,849,349
	382,150	Fannie Mae, 4.5%, 3/1/41	413,721
	798,122	Fannie Mae, 4.5%, 3/1/41	866,763
	3,236	Fannie Mae, 4.5%, 4/1/41	3,514
	2,176,395	Fannie Mae, 4.5%, 5/1/41	2,363,185
	3,919,625	Fannie Mae, 4.5%, 5/1/41	4,304,877
	1,674,393	Fannie Mae, 4.5%, 7/1/41	1,818,549
	7,160,982	Fannie Mae, 4.5%, 8/1/41	7,775,039
	360,009	Fannie Mae, 4.5%, 9/1/41	391,012
	18,886	Fannie Mae, 4.5%, 12/1/41	19,885
	4,258,075	Fannie Mae, 4.5%, 9/1/43	4,609,647
	2,050,019	Fannie Mae, 4.5%, 11/1/43	2,209,837
	2,769,430	Fannie Mae, 4.5%, 2/1/44	2,978,464
	2,913,823	Fannie Mae, 4.5%, 2/1/44	3,133,527
	3,242,230	Fannie Mae, 4.5%, 2/1/44	3,480,266
	689,042	Fannie Mae, 4.5%, 1/1/47	736,057
	570,338	Fannie Mae, 4.5%, 2/1/47	609,531
	2,482,870	Fannie Mae, 4.5%, 10/1/49	2,620,092
	39,132	Fannie Mae, 5.0%, 2/1/22	40,491
	2,262	Fannie Mae, 5.0%, 4/1/22	2,337
	6,475	Fannie Mae, 5.0%, 6/1/22	6,689
	7,140	Fannie Mae, 5.0%, 6/1/22	7,393
	2,141,899	Fannie Mae, 5.0%, 6/1/35	2,360,301
	594,880	Fannie Mae, 5.0%, 7/1/35	655,160
	1,206,688	Fannie Mae, 5.0%, 7/1/35	1,317,466
	575,106	Fannie Mae, 5.0%, 8/1/35	633,281
	229,139	Fannie Mae, 5.0%, 5/1/38	252,588
	719,184	Fannie Mae, 5.0%, 1/1/39	790,800
	218,508	Fannie Mae, 5.0%, 7/1/39	240,798
	438,023	Fannie Mae, 5.0%, 7/1/39	482,678
	468,962	Fannie Mae, 5.0%, 7/1/39	515,444
	160,030	Fannie Mae, 5.0%, 6/1/40	176,575
	1,276,164	Fannie Mae, 5.0%, 6/1/40	1,407,226
	917,100	Fannie Mae, 5.0%, 7/1/40	1,011,479
	304,105	Fannie Mae, 5.0%, 10/1/40	335,294
	253,420	Fannie Mae, 5.0%, 5/1/41	279,260
	227,137	Fannie Mae, 5.0%, 7/1/41	249,578
	256,992	Fannie Mae, 5.0%, 12/1/41	278,514
	6,049,849	Fannie Mae, 5.0%, 9/1/43	6,633,131
	15,909,833	Fannie Mae, 5.0%, 11/1/44	17,537,592
	21,316	Fannie Mae, 5.5%, 3/1/21	21,472
	6,288	Fannie Mae, 5.5%, 5/1/33	6,782
	9,918	Fannie Mae, 5.5%, 6/1/33	11,152
	30,810	Fannie Mae, 5.5%, 7/1/33	34,425
	55,643	Fannie Mae, 5.5%, 4/1/34	62,600
	70,307	Fannie Mae, 5.5%, 12/1/35	79,052
	50,370	Fannie Mae, 5.5%, 3/1/36	56,585
	77,977	Fannie Mae, 5.5%, 4/1/36	83,909
	793	Fannie Mae, 6.0%, 3/1/32	909
	1,249	Fannie Mae, 6.0%, 10/1/32	1,431
	3,599	Fannie Mae, 6.0%, 11/1/32	3,964
	37,031	Fannie Mae, 6.0%, 12/1/32	41,573
	5,817	Fannie Mae, 6.0%, 1/1/33	6,667
	3,203	Fannie Mae, 6.0%, 3/1/33	3,670
	16,982	Fannie Mae, 6.0%, 5/1/33	18,702
	43,694	Fannie Mae, 6.0%, 12/1/33	50,061
	40,592	Fannie Mae, 6.0%, 1/1/34	46,484
	138,267	Fannie Mae, 6.0%, 6/1/37	157,742
	62,971	Fannie Mae, 6.0%, 12/1/37	70,216
	111,281	Fannie Mae, 6.0%, 4/1/38	127,338
	59,409	Fannie Mae, 6.0%, 7/1/38	65,939
	131	Fannie Mae, 6.5%, 4/1/29	146
	651	Fannie Mae, 6.5%, 5/1/31	722
	172	Fannie Mae, 6.5%, 6/1/31	191
	425	Fannie Mae, 6.5%, 2/1/32	472
	1,917	Fannie Mae, 6.5%, 3/1/32	2,128
	1,227	Fannie Mae, 6.5%, 8/1/32	1,381
	11,361	Fannie Mae, 6.5%, 10/1/32	12,610
	519	Fannie Mae, 7.0%, 5/1/28	585
	237	Fannie Mae, 7.0%, 2/1/29	273
	297	Fannie Mae, 7.0%, 7/1/31	303
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	424	Fannie Mae, 7.5%, 1/1/28	$455
	9,512,001	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	9,806,849
	758,167	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	780,046
	1,367,841	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,409,426
	234,625	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	242,913
	343,942	Federal Home Loan Mortgage Corp., 3.0%, 11/1/46	353,139
	3,189,796	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	3,291,507
	863,420	Federal Home Loan Mortgage Corp., 3.0%, 4/1/47	885,909
	147,079	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	151,864
	8,737,422	Federal Home Loan Mortgage Corp., 3.0%, 11/1/49	8,865,287
	1,558,973	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	1,643,902
	1,614,531	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	1,709,294
	7,965,194	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	8,432,428
	375,078	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	399,176
	12,354,602	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	13,024,473
	2,468,442	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,565,330
	550,762	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	580,429
	4,626,381	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	4,951,672
	2,933,026	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	3,109,784
	1,861,855	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,973,031
	7,277,908	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	7,708,836
	251,924	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	262,162
	508,891	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	538,257
	3,555,765	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,753,677
	4,352,213	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	4,591,931
	82,220	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	85,567
	2,353,543	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,506,606
	3,588,687	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,812,815
	6,502,964	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	6,773,512
	545,462	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	569,651
	7,419,520	Federal Home Loan Mortgage Corp., 4.0%, 7/1/49	7,713,238
	2,568,595	Federal Home Loan Mortgage Corp., 4.0%, 9/1/49	2,673,751
	207,881	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	225,785
	811,084	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	881,261
	471,249	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	512,081
	81,399	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	88,428
	35,855	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	38,684
	280,655	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	304,264
	1,010,365	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,088,314
	15,756	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	16,860
	50,170	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	53,963
	6,453,766	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	6,846,135
	215,921	Federal Home Loan Mortgage Corp., 4.5%, 11/1/48	227,637
	220,785	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	233,605
	2,272,915	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	2,398,729
	781,776	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	825,043
	1,180,398	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	1,250,329
	634,451	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	672,038
	38,721	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	40,017
	55,659	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	57,815
	16,026	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	17,513
	22,432	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	24,756
	104,430	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	114,147
	85,570	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	94,337
	166,555	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	183,630
	235,413	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	259,533
	3,534,282	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	3,900,803
	1,648,428	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	1,853,917
	56,029	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	61,824
	2,583	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	2,844
	13,253	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	14,604
	35,463	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	40,685
	58,362	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	64,667
	54,309	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	59,804
	41,943	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	47,807
	3,515	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	4,020
	80,499	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	92,368
	1,972	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,190
	5,176,774	Government National Mortgage Association I, 3.5%, 7/15/42	5,464,733
	1,631,125	Government National Mortgage Association I, 3.5%, 10/15/42	1,715,970
	4,021,592	Government National Mortgage Association I, 3.5%, 9/15/44	4,201,302
	146,995	Government National Mortgage Association I, 3.5%, 10/15/44	152,783
	6,306,534	Government National Mortgage Association I, 3.5%, 10/15/44	6,632,142
	2,840,649	Government National Mortgage Association I, 3.5%, 8/15/46	2,963,916
	5,544	Government National Mortgage Association I, 4.0%, 3/15/39	5,903
	7,348	Government National Mortgage Association I, 4.0%, 4/15/39	7,825
	8,844	Government National Mortgage Association I, 4.0%, 4/15/39	9,417
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	12,073	Government National Mortgage Association I, 4.0%, 7/15/39	$12,847
	9,991	Government National Mortgage Association I, 4.0%, 1/15/40	10,635
	142,017	Government National Mortgage Association I, 4.0%, 4/15/40	151,145
	304,498	Government National Mortgage Association I, 4.0%, 7/15/40	324,161
	98,334	Government National Mortgage Association I, 4.0%, 8/15/40	103,726
	193,701	Government National Mortgage Association I, 4.0%, 8/15/40	206,259
	46,321	Government National Mortgage Association I, 4.0%, 9/15/40	49,304
	8,105	Government National Mortgage Association I, 4.0%, 10/15/40	8,580
	17,703	Government National Mortgage Association I, 4.0%, 10/15/40	18,844
	53,910	Government National Mortgage Association I, 4.0%, 10/15/40	57,415
	7,861	Government National Mortgage Association I, 4.0%, 11/15/40	8,370
	48,539	Government National Mortgage Association I, 4.0%, 11/15/40	51,611
	171,659	Government National Mortgage Association I, 4.0%, 11/15/40	182,753
	249,761	Government National Mortgage Association I, 4.0%, 11/15/40	265,902
	7,178	Government National Mortgage Association I, 4.0%, 12/15/40	7,645
	7,698	Government National Mortgage Association I, 4.0%, 12/15/40	8,194
	101,147	Government National Mortgage Association I, 4.0%, 12/15/40	105,793
	666,023	Government National Mortgage Association I, 4.0%, 12/15/40	709,008
	5,541	Government National Mortgage Association I, 4.0%, 1/15/41	5,895
	35,417	Government National Mortgage Association I, 4.0%, 1/15/41	37,713
	45,319	Government National Mortgage Association I, 4.0%, 1/15/41	48,138
	13,799	Government National Mortgage Association I, 4.0%, 2/15/41	14,693
	683,705	Government National Mortgage Association I, 4.0%, 2/15/41	727,909
	51,593	Government National Mortgage Association I, 4.0%, 3/15/41	54,922
	9,611	Government National Mortgage Association I, 4.0%, 4/15/41	10,081
	5,113	Government National Mortgage Association I, 4.0%, 5/15/41	5,348
	60,559	Government National Mortgage Association I, 4.0%, 5/15/41	63,869
	153,421	Government National Mortgage Association I, 4.0%, 5/15/41	160,467
	3,006	Government National Mortgage Association I, 4.0%, 6/15/41	3,149
	4,882	Government National Mortgage Association I, 4.0%, 6/15/41	5,123
	1,508,805	Government National Mortgage Association I, 4.0%, 6/15/41	1,605,831
	9,628	Government National Mortgage Association I, 4.0%, 7/15/41	10,237
	11,322	Government National Mortgage Association I, 4.0%, 7/15/41	11,972
	34,628	Government National Mortgage Association I, 4.0%, 7/15/41	36,517
	80,606	Government National Mortgage Association I, 4.0%, 7/15/41	85,793
	147,230	Government National Mortgage Association I, 4.0%, 7/15/41	156,684
	158,094	Government National Mortgage Association I, 4.0%, 7/15/41	168,328
	3,273	Government National Mortgage Association I, 4.0%, 8/15/41	3,424
	9,381	Government National Mortgage Association I, 4.0%, 8/15/41	9,812
	10,197	Government National Mortgage Association I, 4.0%, 8/15/41	10,752
	81,140	Government National Mortgage Association I, 4.0%, 8/15/41	86,344
	3,492	Government National Mortgage Association I, 4.0%, 9/15/41	3,653
	5,769	Government National Mortgage Association I, 4.0%, 9/15/41	6,144
	7,849	Government National Mortgage Association I, 4.0%, 9/15/41	8,298
	8,586	Government National Mortgage Association I, 4.0%, 9/15/41	9,141
	30,229	Government National Mortgage Association I, 4.0%, 9/15/41	32,172
	38,901	Government National Mortgage Association I, 4.0%, 9/15/41	41,377
	254,925	Government National Mortgage Association I, 4.0%, 9/15/41	271,443
	544,906	Government National Mortgage Association I, 4.0%, 9/15/41	580,163
	4,652	Government National Mortgage Association I, 4.0%, 10/15/41	4,951
	6,300	Government National Mortgage Association I, 4.0%, 10/15/41	6,589
	6,877	Government National Mortgage Association I, 4.0%, 10/15/41	7,199
	10,715	Government National Mortgage Association I, 4.0%, 10/15/41	11,407
	47,278	Government National Mortgage Association I, 4.0%, 10/15/41	50,264
	7,368	Government National Mortgage Association I, 4.0%, 11/15/41	7,839
	10,280	Government National Mortgage Association I, 4.0%, 11/15/41	10,753
	20,889	Government National Mortgage Association I, 4.0%, 11/15/41	22,145
	93,702	Government National Mortgage Association I, 4.0%, 11/15/41	98,006
	7,934	Government National Mortgage Association I, 4.0%, 12/15/41	8,327
	11,370	Government National Mortgage Association I, 4.0%, 12/15/41	12,101
	13,378	Government National Mortgage Association I, 4.0%, 12/15/41	13,992
	17,697	Government National Mortgage Association I, 4.0%, 1/15/42	18,510
	854,779	Government National Mortgage Association I, 4.0%, 1/15/42	909,709
	4,458	Government National Mortgage Association I, 4.0%, 2/15/42	4,665
	7,724	Government National Mortgage Association I, 4.0%, 2/15/42	8,220
	11,465	Government National Mortgage Association I, 4.0%, 2/15/42	12,203
	69,143	Government National Mortgage Association I, 4.0%, 2/15/42	74,165
	118,224	Government National Mortgage Association I, 4.0%, 2/15/42	126,780
	1,187,108	Government National Mortgage Association I, 4.0%, 5/15/42	1,274,981
	68,529	Government National Mortgage Association I, 4.0%, 6/15/42	72,094
	89,819	Government National Mortgage Association I, 4.0%, 6/15/42	93,944
	101,114	Government National Mortgage Association I, 4.0%, 6/15/42	108,578
	11,289	Government National Mortgage Association I, 4.0%, 10/15/42	11,868
	4,720	Government National Mortgage Association I, 4.0%, 11/15/42	4,937
	7,912	Government National Mortgage Association I, 4.0%, 4/15/43	8,275
	1,048,578	Government National Mortgage Association I, 4.0%, 4/15/43	1,125,740
	5,363	Government National Mortgage Association I, 4.0%, 5/15/43	5,759
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	28,588	Government National Mortgage Association I, 4.0%, 5/15/43	$29,901
	125,910	Government National Mortgage Association I, 4.0%, 5/15/43	131,692
	44,273	Government National Mortgage Association I, 4.0%, 6/15/43	46,306
	73,085	Government National Mortgage Association I, 4.0%, 7/15/43	77,407
	61,609	Government National Mortgage Association I, 4.0%, 8/15/43	64,643
	427,888	Government National Mortgage Association I, 4.0%, 8/15/43	453,298
	11,706	Government National Mortgage Association I, 4.0%, 9/15/43	12,567
	73,761	Government National Mortgage Association I, 4.0%, 9/15/43	77,148
	4,128	Government National Mortgage Association I, 4.0%, 10/15/43	4,333
	12,986	Government National Mortgage Association I, 4.0%, 11/15/43	13,920
	100,862	Government National Mortgage Association I, 4.0%, 2/15/44	105,837
	66,803	Government National Mortgage Association I, 4.0%, 3/15/44	69,871
	67,019	Government National Mortgage Association I, 4.0%, 3/15/44	71,970
	87,931	Government National Mortgage Association I, 4.0%, 3/15/44	94,403
	166,368	Government National Mortgage Association I, 4.0%, 3/15/44	178,577
	464,949	Government National Mortgage Association I, 4.0%, 3/15/44	497,439
	1,453,045	Government National Mortgage Association I, 4.0%, 3/15/44	1,539,375
	3,393,790	Government National Mortgage Association I, 4.0%, 3/15/44	3,595,022
	9,575	Government National Mortgage Association I, 4.0%, 4/15/44	10,284
	108,913	Government National Mortgage Association I, 4.0%, 4/15/44	116,947
	507,288	Government National Mortgage Association I, 4.0%, 4/15/44	544,764
	1,153,469	Government National Mortgage Association I, 4.0%, 4/15/44	1,238,342
	157,151	Government National Mortgage Association I, 4.0%, 5/15/44	168,111
	86,420	Government National Mortgage Association I, 4.0%, 8/15/44	91,509
	129,056	Government National Mortgage Association I, 4.0%, 8/15/44	136,325
	272,597	Government National Mortgage Association I, 4.0%, 8/15/44	288,806
	780,657	Government National Mortgage Association I, 4.0%, 8/15/44	831,896
	1,303,265	Government National Mortgage Association I, 4.0%, 8/15/44	1,399,343
	6,548	Government National Mortgage Association I, 4.0%, 9/15/44	6,937
	101,624	Government National Mortgage Association I, 4.0%, 9/15/44	106,926
	116,532	Government National Mortgage Association I, 4.0%, 9/15/44	121,884
	125,081	Government National Mortgage Association I, 4.0%, 9/15/44	131,441
	164,717	Government National Mortgage Association I, 4.0%, 9/15/44	176,642
	209,462	Government National Mortgage Association I, 4.0%, 9/15/44	219,728
	399,548	Government National Mortgage Association I, 4.0%, 9/15/44	428,720
	405,348	Government National Mortgage Association I, 4.0%, 9/15/44	429,341
	477,385	Government National Mortgage Association I, 4.0%, 9/15/44	500,186
	903,239	Government National Mortgage Association I, 4.0%, 9/15/44	969,576
	1,414,282	Government National Mortgage Association I, 4.0%, 9/15/44	1,518,633
	1,442,763	Government National Mortgage Association I, 4.0%, 9/15/44	1,528,398
	2,660,577	Government National Mortgage Association I, 4.0%, 9/15/44	2,818,620
	3,192,364	Government National Mortgage Association I, 4.0%, 9/15/44	3,427,656
	56,759	Government National Mortgage Association I, 4.0%, 10/15/44	60,936
	139,621	Government National Mortgage Association I, 4.0%, 10/15/44	147,935
	479,485	Government National Mortgage Association I, 4.0%, 10/15/44	512,355
	16,696	Government National Mortgage Association I, 4.0%, 11/15/44	17,920
	29,748	Government National Mortgage Association I, 4.0%, 11/15/44	31,240
	33,925	Government National Mortgage Association I, 4.0%, 11/15/44	35,483
	198,279	Government National Mortgage Association I, 4.0%, 11/15/44	209,125
	6,078	Government National Mortgage Association I, 4.0%, 12/15/44	6,357
	53,986	Government National Mortgage Association I, 4.0%, 12/15/44	57,201
	109,978	Government National Mortgage Association I, 4.0%, 12/15/44	118,082
	268,753	Government National Mortgage Association I, 4.0%, 12/15/44	287,883
	305,520	Government National Mortgage Association I, 4.0%, 12/15/44	319,551
	477,653	Government National Mortgage Association I, 4.0%, 12/15/44	512,989
	63,006	Government National Mortgage Association I, 4.0%, 1/15/45	65,899
	679,554	Government National Mortgage Association I, 4.0%, 1/15/45	714,106
	1,045,170	Government National Mortgage Association I, 4.0%, 1/15/45	1,097,099
	1,059,827	Government National Mortgage Association I, 4.0%, 1/15/45	1,137,702
	112,296	Government National Mortgage Association I, 4.0%, 2/15/45	117,453
	135,275	Government National Mortgage Association I, 4.0%, 2/15/45	145,259
	138,001	Government National Mortgage Association I, 4.0%, 2/15/45	144,339
	187,601	Government National Mortgage Association I, 4.0%, 2/15/45	196,217
	289,156	Government National Mortgage Association I, 4.0%, 2/15/45	302,436
	844,052	Government National Mortgage Association I, 4.0%, 2/15/45	905,329
	381,971	Government National Mortgage Association I, 4.0%, 3/15/45	399,513
	176,572	Government National Mortgage Association I, 4.0%, 4/15/45	184,681
	125,924	Government National Mortgage Association I, 4.0%, 5/15/45	135,223
	37,485	Government National Mortgage Association I, 4.0%, 7/15/45	40,238
	166,447	Government National Mortgage Association I, 4.0%, 9/15/45	178,731
	121,134	Government National Mortgage Association I, 4.5%, 9/15/33	131,356
	105,123	Government National Mortgage Association I, 4.5%, 10/15/33	113,878
	73,279	Government National Mortgage Association I, 4.5%, 4/15/35	79,224
	81,701	Government National Mortgage Association I, 4.5%, 4/15/35	86,977
	1,037,386	Government National Mortgage Association I, 4.5%, 3/15/38	1,114,900
	416,384	Government National Mortgage Association I, 4.5%, 1/15/40	455,590
	668,722	Government National Mortgage Association I, 4.5%, 6/15/40	727,399
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	242,366	Government National Mortgage Association I, 4.5%, 9/15/40	$263,623
	1,065,894	Government National Mortgage Association I, 4.5%, 11/15/40	1,159,923
	480,446	Government National Mortgage Association I, 4.5%, 6/15/41	522,511
	1,099,840	Government National Mortgage Association I, 4.5%, 6/15/41	1,196,187
	346,889	Government National Mortgage Association I, 4.5%, 7/15/41	377,244
	1,670,322	Government National Mortgage Association I, 4.5%, 8/15/41	1,795,668
	16,460	Government National Mortgage Association I, 5.0%, 6/15/21	16,547
	315,564	Government National Mortgage Association I, 5.0%, 9/15/33	349,234
	334,811	Government National Mortgage Association I, 5.125%, 10/15/38	361,981
	52,663	Government National Mortgage Association I, 5.5%, 7/15/33	58,988
	107,721	Government National Mortgage Association I, 5.5%, 1/15/34	120,861
	89,443	Government National Mortgage Association I, 5.5%, 4/15/34	100,304
	147,060	Government National Mortgage Association I, 5.5%, 7/15/34	164,913
	106,399	Government National Mortgage Association I, 5.5%, 10/15/34	116,462
	76,029	Government National Mortgage Association I, 5.5%, 1/15/35	84,453
	87,522	Government National Mortgage Association I, 5.5%, 2/15/35	93,874
	235,698	Government National Mortgage Association I, 5.5%, 2/15/35	264,280
	65,376	Government National Mortgage Association I, 5.5%, 6/15/35	73,357
	28,123	Government National Mortgage Association I, 5.5%, 12/15/35	30,167
	7	Government National Mortgage Association I, 5.5%, 2/15/37	8
	19,353	Government National Mortgage Association I, 5.5%, 3/15/37	21,041
	141,720	Government National Mortgage Association I, 5.5%, 3/15/37	151,927
	65,801	Government National Mortgage Association I, 5.75%, 10/15/38	72,006
	140,172	Government National Mortgage Association I, 5.75%, 10/15/38	152,365
	82,546	Government National Mortgage Association I, 6.0%, 8/15/32	94,163
	10,652	Government National Mortgage Association I, 6.0%, 1/15/33	11,728
	59,086	Government National Mortgage Association I, 6.0%, 1/15/33	66,709
	43,764	Government National Mortgage Association I, 6.0%, 2/15/33	49,993
	71,946	Government National Mortgage Association I, 6.0%, 2/15/33	82,080
	2,676	Government National Mortgage Association I, 6.0%, 3/15/33	2,946
	25,451	Government National Mortgage Association I, 6.0%, 3/15/33	28,802
	50,434	Government National Mortgage Association I, 6.0%, 3/15/33	57,453
	19,538	Government National Mortgage Association I, 6.0%, 5/15/33	21,511
	97,456	Government National Mortgage Association I, 6.0%, 5/15/33	109,051
	202,479	Government National Mortgage Association I, 6.0%, 5/15/33	224,352
	45,432	Government National Mortgage Association I, 6.0%, 6/15/33	51,837
	129,012	Government National Mortgage Association I, 6.0%, 6/15/33	147,176
	59,178	Government National Mortgage Association I, 6.0%, 7/15/33	66,294
	97,960	Government National Mortgage Association I, 6.0%, 7/15/33	111,287
	35,559	Government National Mortgage Association I, 6.0%, 9/15/33	39,536
	44,780	Government National Mortgage Association I, 6.0%, 9/15/33	49,302
	27,446	Government National Mortgage Association I, 6.0%, 10/15/33	30,218
	139,046	Government National Mortgage Association I, 6.0%, 11/15/33	153,513
	35,283	Government National Mortgage Association I, 6.0%, 1/15/34	40,287
	190,686	Government National Mortgage Association I, 6.0%, 10/15/37	217,939
	246,332	Government National Mortgage Association I, 6.0%, 7/15/38	277,748
	7,314	Government National Mortgage Association I, 6.5%, 1/15/29	8,068
	916	Government National Mortgage Association I, 6.5%, 5/15/29	1,034
	1,183	Government National Mortgage Association I, 6.5%, 10/15/31	1,305
	1,818	Government National Mortgage Association I, 6.5%, 10/15/31	2,005
	247	Government National Mortgage Association I, 6.5%, 12/15/31	282
	1,827	Government National Mortgage Association I, 6.5%, 2/15/32	2,080
	1,027	Government National Mortgage Association I, 6.5%, 3/15/32	1,164
	3,218	Government National Mortgage Association I, 6.5%, 5/15/32	3,549
	2,723	Government National Mortgage Association I, 6.5%, 6/15/32	3,004
	2,919	Government National Mortgage Association I, 6.5%, 6/15/32	3,220
	4,144	Government National Mortgage Association I, 6.5%, 7/15/32	4,571
	4,149	Government National Mortgage Association I, 6.5%, 7/15/32	4,606
	1,659	Government National Mortgage Association I, 6.5%, 8/15/32	1,830
	1,718	Government National Mortgage Association I, 6.5%, 8/15/32	1,895
	14,370	Government National Mortgage Association I, 6.5%, 8/15/32	15,933
	32,676	Government National Mortgage Association I, 6.5%, 9/15/32	36,045
	58,409	Government National Mortgage Association I, 6.5%, 9/15/32	64,433
	11,250	Government National Mortgage Association I, 6.5%, 10/15/32	12,410
	29,050	Government National Mortgage Association I, 6.5%, 11/15/32	33,698
	20,597	Government National Mortgage Association I, 6.5%, 7/15/35	23,051
	145	Government National Mortgage Association I, 7.0%, 5/15/29	158
	413	Government National Mortgage Association I, 7.0%, 5/15/29	461
	3,991	Government National Mortgage Association I, 7.0%, 8/15/29	3,998
	201	Government National Mortgage Association I, 7.0%, 5/15/31	202
	1,003,290	Government National Mortgage Association II, 3.5%, 3/20/45	1,048,426
	1,061,122	Government National Mortgage Association II, 3.5%, 4/20/45	1,108,976
	1,497,388	Government National Mortgage Association II, 3.5%, 4/20/45	1,565,291
	1,824,056	Government National Mortgage Association II, 3.5%, 4/20/45	1,909,604
	2,283,424	Government National Mortgage Association II, 3.5%, 3/20/46	2,418,708
	6,942,147	Government National Mortgage Association II, 4.0%, 10/20/46	7,249,121
	1,953,105	Government National Mortgage Association II, 4.0%, 2/20/48	2,061,364
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	2,102,747	Government National Mortgage Association II, 4.0%, 4/20/48	$2,220,090
	373,754	Government National Mortgage Association II, 4.5%, 12/20/34	394,208
	262,947	Government National Mortgage Association II, 4.5%, 1/20/35	276,819
	260,939	Government National Mortgage Association II, 4.5%, 3/20/35	275,033
	2,527,775	Government National Mortgage Association II, 4.5%, 9/20/41	2,730,791
	4,932,281	Government National Mortgage Association II, 4.5%, 9/20/44	5,172,027
	1,679,061	Government National Mortgage Association II, 4.5%, 10/20/44	1,798,233
	3,474,121	Government National Mortgage Association II, 4.5%, 11/20/44	3,720,298
	75,515	Government National Mortgage Association II, 5.5%, 3/20/34	84,960
	2,668	Government National Mortgage Association II, 5.5%, 10/20/37	2,843
	30,618	Government National Mortgage Association II, 6.0%, 5/20/32	34,147
	108,753	Government National Mortgage Association II, 6.0%, 10/20/33	124,223
	149	Government National Mortgage Association II, 6.5%, 1/20/28	166
	2,693	Government National Mortgage Association II, 7.0%, 1/20/29	3,077
	16,556,678	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	17,169,459
	25,399,594	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	27,216,679
	58,073,767	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	63,861,752
	42,766,318	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	47,319,678
	44,301,908	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	49,225,914
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $682,201,629)	$714,101,138
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Oil, Gas & Consumable Fuels - 0.0%†
	1,880,020(o)	ANR, Inc.	$16,920
	365(a)(p)	Contura Energy, Inc.	278
		Total Oil, Gas & Consumable Fuels	$17,198
		TOTAL RIGHTS/WARRANTS
		(Cost $234,627)	$17,198
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
209,523(q)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–		–(s)	10/23/22	$–
209,523(r)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–		–(s)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $–)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
19,935,000	Put EUR Call USD	Bank of America NA	EUR	274,366	EUR	1.13	1/9/20	$154,072
60,365,000	Put EUR Call USD	Bank of America NA	EUR	640,848	EUR	1.10	4/29/20	197,089
								$351,161
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $915,214)							$351,161
	TOTAL OPTIONS PURCHASED
	(Premiums paid $915,214)							$351,161
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets
	REPURCHASE AGREEMENTS - 0.2%
6,000,000	$6,000,000 RBC Capital Market LLC 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $6,120,531 Federal National Mortgage Association, 3.0%, 6/1/49.	6,000,000
2,000,000	$2,000,000 Scotia Bank, 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $2,040,177 Federal National Mortgage Association, 2.50%, 1/9/27.	$2,000,000
		$8,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $8,000,000)	$8,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.0%
	(Cost $4,568,611,123)	$4,718,493,849
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(19,935,000)	Call EUR Put USD	Bank of America NA	EUR	274,366	EUR	1.25	1/9/20	$–
(60,365,000)	Call EUR Put USD	Bank of America NA	EUR	640,848	EUR	1.21	4/29/20	(39,208)
								$(39,208)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(915,214))							$(39,208)
	OTHER ASSETS AND LIABILITIES - 1.0%							$50,488,683
	NET ASSETS - 100.0%							$4,768,943,324

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $2,421,612,157, or 50.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2019.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2019.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Securities are restricted as to resale.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Security is in default.
(m)	Represents a General Obligation Bond.
(n)	This term loan will settle after December 31, 2019, at which time the interest rate will be determined.
(o)	ANR, Inc. warrants are exercisable into 1,880,020 shares.
(p)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(q)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(r)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
(s)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	67,993,623	USD	(46,636,010)	Bank of America NA	2/27/20	$1,143,256
NOK	207,511,411	EUR	(20,456,567)	Bank of America NA	1/29/20	629,591
SEK	550,489,630	USD	(57,244,876)	Bank of New York Mellon Corp.	1/27/20	1,587,754
EUR	2,341,496	USD	(2,594,084)	Citibank NA	1/28/20	36,588
COP	79,108,752,878	USD	(23,321,675)	Goldman Sachs International	2/25/20	693,453
USD	20,604,959	MXN	(393,369,277)	Goldman Sachs International	2/27/20	(29,326)
EUR	11,096,216	USD	(12,271,422)	HSBC Bank USA NA	1/28/20	195,185
EUR	1,927,574	USD	(2,135,129)	JPMorgan Chase Bank NA	1/28/20	30,501
EUR	2,335,026	USD	(2,601,625)	JPMorgan Chase Bank NA	2/26/20	26,432
INR	1,757,683,000	USD	(24,707,380)	JPMorgan Chase Bank NA	2/25/20	(205,019)
NOK	347,582,322	USD	(37,817,271)	State Street Bank & Trust Co.	1/27/20	1,736,009
SEK	231,334,943	EUR	(21,872,315)	State Street Bank & Trust Co.	1/30/20	150,422
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$5,994,846

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
623	U.S. 2 Year Note (CBT)	3/31/20	$134,260,961	$134,256,500	$(4,461)
167	U.S. 5 Year Note (CBT)	3/31/20	19,878,289	19,807,766	(70,523)
111	U.S. Long Bond (CBT)	3/20/20	17,685,399	17,305,594	(379,805)
646	U.S. Ultra Bond (CBT)	3/20/20	121,170,718	117,349,937	(3,820,781)
			$292,995,367	$288,719,797	$(4,275,570)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,934	Euro-Bobl	3/6/20	$441,101,803	$439,785,377	$1,316,426
996	Euro-Bund	3/6/20	192,071,287	190,473,672	1,597,615
3,711	U.S. 10 Year Ultra	3/20/20	528,959,524	522,149,297	6,810,227
			$1,162,132,614	$1,152,408,346	$9,724,268
TOTAL FUTURES CONTRACTS			$(869,137,247)	$(863,688,549)	$5,448,698

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
224,820,000	Markit CDX North America Investment Grade Index Series 33	Receive	1.00%	12/20/24	$81,185	$(5,986,652)	$(5,905,467)
TOTAL SWAP CONTRACTS					$81,185	$(5,986,652)	$(5,905,467)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$15,158	$–	$1,434,822	$1,449,980
Paper & Forest Products	–	1,628	–	1,628
Specialty Retail	–	–	132,742	132,742
All Other Common Stock	4,955	–	–	4,955
Convertible Preferred Stock	43,085,300	–	–	43,085,300
Preferred Stock	–	3,575,000	–	3,575,000
Asset Backed Securities	–	671,089,196	–	671,089,196
Collateralized Mortgage Obligations	–	1,292,116,531	–	1,292,116,531
Convertible Corporate Bonds	–	9,495,595	–	9,495,595
Corporate Bonds	–	1,375,671,246	–	1,375,671,246
Foreign Government Bonds	–	210,560,867	–	210,560,867
Insurance-Linked Securities
Event Linked Bonds
Multiperil - Europe	–	–	1,679,689	1,679,689
Multiperil - U.S.	–	19,421,835	1,673,595	21,095,430
Collateralized Reinsurance
Earthquakes - California	–	–	1,925,340	1,925,340
Multiperil - Massachusetts	–	–	2,548,420	2,548,420
Multiperil - U.S.	–	–	2,885,814	2,885,814
Multiperil - U.S. Regional	–	–	3,279,196	3,279,196
Multiperil - Worldwide	–	–	10,470,201	10,470,201
Windstorm - Florida	–	–	1,963,237	1,963,237
Windstorm - North Carolina	–	–	1,014,804	1,014,804
Windstorm - U.S. Regional	–	–	1,473,370	1,473,370
Reinsurance Sidecars
Multiperil - U.S.	–	–	11,675,642	11,675,642
Multiperil - Worldwide	–	–	83,901,370	83,901,370
All Other Insurance-Linked Securities	–	38,519,185	–	38,519,185
Municipal Bonds	–	18,313,555	–	18,313,555
Senior Secured Floating Rate Loan Interests	–	176,844,473	–	176,844,473
Supranational Bond	–	11,251,586	–	11,251,586
U.S. Government and Agency Obligations	–	714,101,138	–	714,101,138
Rights/Warrants	–	17,198	–	17,198
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	351,161	–	351,161
Repurchase Agreements	–	8,000,000	–	8,000,000
Total Investments in Securities	$43,105,413	$4,549,330,194	$126,058,242	$4,718,493,849
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(39,208)	$–	$(39,208)
Net unrealized appreciation on forward foreign currency exchange contracts	–	5,994,846	–	5,994,846
Net unrealized appreciation on futures contracts	5,448,698	–	–	5,448,698
Swap contracts, at value	–	(5,905,467)	–	(5,905,467)
Total Other Financial Instruments	$5,448,698	$50,171	$–	$5,498,869

*   Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Insurance-Linked Securities	Total
Balance as of 9/30/19	$132,742	$12,507,500	$12,246,957	$9,340,892	$128,525,410	$162,753,501
Realized gain (loss)	–	–	–	–	–	–
Change in unrealized appreciation (depreciation)	–	--	–	–	(5,180,064)	(5,165,461)
Accrued discounts/premiums	–	–	–	–	(1,065)	(1,065)
Purchases	–	–	–	–	6,328,934	6,328,934
Sales	–	–	–	–	(5,182,537)	(5,197,140)
Transfers in to Level 3**	1,434,822	–	–	–	–	1,434,822
Transfers out of Level 3**	–	(12,507,500)	(12,246,957)	(9,340,892)	–	(34,095,349)
Balance as of 12/31/19	$1,567,564	$–	$–	$–	$124,490,678	$126,058,242

*    Securities valued at $0.
**   Transfers are calculated on the beginning of period values. During the three months ended December 31, 2019 an investments having a value of    $34,095,349 were transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. A security valued at $1,434,822 transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2019: $(5,140,743).